UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2021

Date of reporting period: 12/31/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

DECEMBER 31, 2021

2021 Annual Report

BlackRock Funds III

•	BlackRock LifePath® Index Retirement Fund
•	BlackRock LifePath® Index 2025 Fund
•	BlackRock LifePath® Index 2030 Fund
•	BlackRock LifePath® Index 2035 Fund
•	BlackRock LifePath® Index 2040 Fund
•	BlackRock LifePath® Index 2045 Fund
•	BlackRock LifePath® Index 2050 Fund
•	BlackRock LifePath® Index 2055 Fund
•	BlackRock LifePath® Index 2060 Fund
•	BlackRock LifePath® Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.

The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	11.67%	28.71%

U.S. small cap equities (Russell 2000® Index)	(2.31)	14.82

International equities (MSCI Europe, Australasia, Far East Index)	2.24	11.26

Emerging market equities (MSCI Emerging Markets Index)	(9.30)	(2.54)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.05

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.44	(3.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.06	(1.54)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.52	1.77

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.59	5.26
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2021	BlackRock LifePath® Index Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Index Retirement Fund along with the BlackRock LifePath® Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath Index Funds”.

For the 12-month period ended December 31, 2021, with respect to the BlackRock LifePath Index Retirement Fund and the LifePath Index Funds with vintages of 2025 and 2030, all of the Funds’ share classes underperformed their respective custom benchmarks.

For the LifePath Index Fund with the vintage of 2035, the Fund’s Class K Shares performed in line with its respective custom benchmark, while the Fund’s Institutional, Investor A and Investor P Shares underperformed.

For the LifePath Index Funds with vintages of 2040 and 2060, the Funds’ Institutional and Class K Shares performed in line with their respective custom benchmarks, while the Funds’ Investor A and Investor P Shares underperformed.

For the LifePath Index Funds with vintages of 2045, 2055 and 2065, the Funds’ Class K Shares outperformed their respective custom benchmarks, while the Funds’ Institutional Shares performed in line with their respective custom benchmarks, and Investor A and Investor P Shares underperformed.

For the LifePath Index Fund with the vintage of 2050, the Fund’s Institutional and Class K Shares outperformed its respective custom benchmark, while the Fund’s Investor A and Investor P Shares underperformed.

What factors influenced performance?

Positions in Large Cap Index Master Portfolio, iShares Core MSCI Total International Stock ETF and iShares Developed Real Estate Index Fund made the largest contributions to performance, particularly in the longer-dated vintages with greater allocations to equities and equity-like securities. The U.S. Total Bond Index Master Portfolio was the only detractor. The effect was greatest in the shorter-dated vintages with larger allocations to fixed-income assets.

Describe recent portfolio activity.

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund (other than the BlackRock LifePath Index Retirement Fund) is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations.

Describe portfolio positioning at period end.

Each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective. Because the BlackRock LifePath Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve its investment objective.

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LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index Retirement Fund will be broadly diversified across global asset classes.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index(a)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(b)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/12 to 12/31/12	39.0%	6.3%	1.6%	16.6%	32.9%	3.6%
01/01/13 to 12/31/13	40.9	6.6	3.1	16.0	29.7	3.7
01/01/14 to 12/31/14	42.1	6.8	3.0	16.0	28.4	3.7
01/01/15 to 12/31/15	40.4	6.7	3.3	16.9	29.3	3.4
01/01/16 to 12/31/16	51.2	8.8	0.6	13.3	22.3	3.8
01/01/17 to 12/31/17	51.2	8.8	0.5	13.3	21.8	4.4
01/01/18 to 12/31/18	51.2	8.8	0.5	13.7	21.8	4.0
01/01/19 to 12/31/19	52.0	8.0	2.2	12.3	22.1	3.4
01/01/20 to 12/31/20	52.0	8.0	2.2	12.9	21.6	3.3
01/01/21 to 12/31/21	52.0	8.0	2.2	13.3	20.9	3.6

(a)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(b)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	5

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index Retirement Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	6.86%	N/A	8.19%	N/A	6.87%	N/A
Investor A	6.60	N/A	7.92	N/A	6.60	N/A
Investor P	6.61	1.01%	7.93	6.77%	6.61	6.03%
Class K	6.92	N/A	8.25	N/A	6.91	N/A
LifePath Index Retirement Fund Custom Benchmark	7.06	N/A	8.29	N/A	7.02	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	2.90	N/A
Bloomberg U.S. TIPS Index (Series-L)	5.96	N/A	5.34	N/A	3.09	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	7.57	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	16.54	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	13.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	60%

Equity Funds	40

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(b)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

U.S. Total Bond Index Master Portfolio	52%

Large Cap Index Master Portfolio	21

iShares Core MSCI Total International Stock ETF	13

iShares TIPS Bond ETF	8

Master Small Cap Index Series	4

iShares Developed Real Estate Index Fund, Class K	2

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.
(b)	Rounds to more than (1)% of net assets.

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LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index(a)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(b)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/12 to 12/31/12	31.9%	8.0%	2.4%	19.3%	35.1%	3.3%
01/01/13 to 12/31/13	33.7	5.3	4.8	18.3	34.6	3.3
01/01/14 to 12/31/14	34.5	5.4	4.9	18.5	33.4	3.3
01/01/15 to 12/31/15	30.9	5.0	5.9	20.1	35.1	3.0
01/01/16 to 12/31/16	32.4	5.3	5.8	19.8	33.8	2.9
01/01/17 to 12/31/17	35.0	5.7	5.3	19.3	31.6	3.1
01/01/18 to 12/31/18	36.5	5.9	4.5	19.3	30.7	3.1
01/01/19 to 12/31/19	38.1	7.1	2.5	19.5	29.7	3.1
01/01/20 to 12/31/20	40.9	7.3	2.4	18.5	28.0	2.9
01/01/21 to 12/31/21	43.3	7.5	2.2	17.6	26.2	3.2

(a)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(b)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	7

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2025 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	8.89%	N/A	9.63%	N/A	8.61%	N/A
Investor A	8.55	N/A	9.34	N/A	8.33	N/A
Investor P	8.60	2.90%	9.36	8.19%	8.34	7.75%
Class K	8.94	N/A	9.69	N/A	8.65	N/A
LifePath Index 2025 Fund Custom Benchmark	9.04	N/A	9.70	N/A	8.73	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	2.90	N/A
Bloomberg U.S. TIPS Index (Series-L)	5.96	N/A	5.34	N/A	3.09	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	7.57	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	16.54	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	13.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	51%

Equity Funds	49

Money Market Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

U.S. Total Bond Index Master Portfolio	44%

Large Cap Index Master Portfolio	26

iShares Core MSCI Total International Stock ETF	18

iShares TIPS Bond ETF	8

Master Small Cap Index Series	3

iShares Developed Real Estate Index Fund, Class K	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index(a)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(b)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/12 to 12/31/12	25.8%	3.8%	3.1%	21.6%	42.6%	3.1%
01/01/13 to 12/31/13	27.6	4.0	6.2	20.3	38.9	3.0
01/01/14 to 12/31/14	27.7	4.1	6.6	20.9	37.8	2.9
01/01/15 to 12/31/15	21.8	3.4	8.3	23.1	40.8	2.6
01/01/16 to 12/31/16	23.4	3.6	8.3	22.9	39.3	2.5
01/01/17 to 12/31/17	25.9	4.0	8.1	22.5	37.1	2.4
01/01/18 to 12/31/18	27.2	4.2	7.5	22.5	36.1	2.5
01/01/19 to 12/31/19	26.9	6.1	3.1	25.2	36.0	2.7
01/01/20 to 12/31/20	29.9	6.2	3.0	23.9	34.5	2.5
01/01/21 to 12/31/21	32.1	6.5	2.9	22.9	33.1	2.5

(a)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(b)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	9

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2030 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	11.35%	N/A	10.83%	N/A	9.53%	N/A
Investor A	11.13	N/A	10.55	N/A	9.27	N/A
Investor P	11.08	5.25%	10.56	9.38%	9.26	8.67%
Class K	11.42	N/A	10.88	N/A	9.57	N/A
LifePath Index 2030 Fund Custom Benchmark	11.49	N/A	10.89	N/A	9.65	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	2.90	N/A
Bloomberg U.S. TIPS Index (Series-L)	5.96	N/A	5.34	N/A	3.09	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	7.57	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	16.54	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	13.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	61%

Fixed-Income Funds	39

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(b)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	33%

U.S. Total Bond Index Master Portfolio	33

iShares Core MSCI Total International Stock ETF	23

iShares TIPS Bond ETF	6

iShares Developed Real Estate Index Fund, Class K	3

Master Small Cap Index Series	2

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.
(b)	Rounds to more than (1)% of net assets.

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LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index(a)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(b)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/12 to 12/31/12	20.3%	2.6%	3.7%	23.7%	46.7%	3.0%
01/01/13 to 12/31/13	22.1	2.9	7.5	22.2	42.7	2.6
01/01/14 to 12/31/14	21.6	2.9	8.1	23.0	41.8	2.6
01/01/15 to 12/31/15	13.2	1.9	10.6	26.0	46.0	2.3
01/01/16 to 12/31/16	14.7	2.2	10.7	25.7	44.6	2.1
01/01/17 to 12/31/17	17.1	2.5	10.8	25.5	42.4	1.7
01/01/18 to 12/31/18	18.4	2.7	10.3	25.5	41.3	1.8
01/01/19 to 12/31/19	17.1	4.6	3.7	30.4	41.8	2.4
01/01/20 to 12/31/20	19.7	4.9	3.6	29.1	40.6	2.1
01/01/21 to 12/31/21	21.8	5.2	3.5	28.0	39.6	1.9

(a)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(b)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	11

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2035 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	13.78%	N/A	11.97%	N/A	10.39%	N/A
Investor A	13.46	N/A	11.70	N/A	10.10	N/A
Investor P	13.52	7.56%	11.71	10.50%	10.12	9.52%
Class K	13.84	N/A	12.04	N/A	10.43	N/A
LifePath Index 2035 Fund Custom Benchmark	13.85	N/A	12.01	N/A	10.49	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	2.90	N/A
Bloomberg U.S. TIPS Index (Series-L)	5.96	N/A	5.34	N/A	3.09	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	7.57	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	16.54	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	13.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	73%

Fixed-Income Funds	27

Money Market Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	40%

iShares Core MSCI Total International Stock ETF	28

U.S. Total Bond Index Master Portfolio	22

iShares TIPS Bond ETF	5

iShares Developed Real Estate Index Fund, Class K	3

Master Small Cap Index Series	2

BlackRock Cash Funds: Institutional, SL Agency Shares	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

12	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index(a)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(b)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/12 to 12/31/12	15.3%	1.6%	4.2%	25.6%	50.5%	2.8%
01/01/13 to 12/31/13	17.1	1.7	8.7	23.9	46.2	2.4
01/01/14 to 12/31/14	16.3	1.6	9.5	24.9	45.3	2.4
01/01/15 to 12/31/15	5.6	0.7	12.9	28.6	50.1	2.1
01/01/16 to 12/31/16	6.9	0.9	12.9	28.5	48.9	1.9
01/01/17 to 12/31/17	9.2	1.2	13.2	28.2	47.1	1.1
01/01/18 to 12/31/18	10.3	1.4	12.8	28.3	45.9	1.3
01/01/19 to 12/31/19	8.4	3.0	4.2	35.2	47.0	2.2
01/01/20 to 12/31/20	10.8	3.2	4.1	33.9	46.2	1.8
01/01/21 to 12/31/21	12.6	3.6	4.0	32.7	45.7	1.4

(a)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(b)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	13

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2040 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	15.99%	N/A	12.98%	N/A	11.16%	N/A
Investor A	15.67	N/A	12.69	N/A	10.88	N/A
Investor P	15.75	9.67%	12.70	11.50%	10.89	10.29%
Class K	16.05	N/A	13.03	N/A	11.21	N/A
LifePath Index 2040 Fund Custom Benchmark	16.00	N/A	13.01	N/A	11.25	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	2.90	N/A
Bloomberg U.S. TIPS Index (Series-L)	5.96	N/A	5.34	N/A	3.09	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	7.57	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	16.54	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	13.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	83%

Fixed-Income Funds	17

Money Market Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	46%

iShares Core MSCI Total International Stock ETF	32

U.S. Total Bond Index Master Portfolio	13

iShares Developed Real Estate Index Fund, Class K	4

iShares TIPS Bond ETF	4

Master Small Cap Index Series	1

BlackRock Cash Funds: Institutional, SL Agency Shares	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

14	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index(a)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(b)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/12 to 12/31/12	11.2%	N/A	4.8%	27.4%	54.0%	2.6%
01/01/13 to 12/31/13	13.2	N/A	9.8	25.4	49.5	2.1
01/01/14 to 12/31/14	12.6	N/A	10.7	26.4	48.1	2.2
01/01/15 to 12/31/15	1.8	0.2%	14.2	30.0	51.7	2.1
01/01/16 to 12/31/16	2.3	0.2	14.6	30.2	50.8	1.9
01/01/17 to 12/31/17	3.4	0.3	15.3	30.5	49.6	0.9
01/01/18 to 12/31/18	4.0	0.4	15.0	30.7	48.8	1.1
01/01/19 to 12/31/19	3.0	1.4	4.6	38.5	50.5	2.0
01/01/20 to 12/31/20	4.3	1.6	4.5	37.6	50.5	1.5
01/01/21 to 12/31/21	5.3	1.9	4.5	36.6	50.6	1.1

(a)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(b)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	15

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2045 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	17.76%	N/A	13.76%	N/A	11.78%	N/A
Investor A	17.44	N/A	13.47	N/A	11.50	N/A
Investor P	17.44	11.28%	13.47	12.25%	11.50	10.89%
Class K	17.81	N/A	13.81	N/A	11.84	N/A
LifePath Index 2045 Fund Custom Benchmark	17.72	N/A	13.75	N/A	11.86	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	2.90	N/A
Bloomberg U.S. TIPS Index (Series-L)	5.96	N/A	5.34	N/A	3.09	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	7.57	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	16.54	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	13.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	93%

Fixed-Income Funds	8

Money Market Funds	— (a)

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	51%

iShares Core MSCI Total International Stock ETF	36

U.S. Total Bond Index Master Portfolio	6

iShares Developed Real Estate Index Fund, Class K	5

iShares TIPS Bond ETF	2

Master Small Cap Index Series	1

BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

16	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index(a)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(b)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/12 to 12/31/12	5.8%	N/A	5.3%	29.2%	57.1%	2.6%
01/01/13 to 12/31/13	7.9	N/A	10.8	26.9	52.5	1.9
01/01/14 to 12/31/14	8.3	N/A	11.7	27.7	50.4	1.9
01/01/15 to 12/31/15	1.0	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16	1.0	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.2	N/A	16.0	31.7	50.1	1.0
01/01/19 to 12/31/19	1.0	0.4%	4.8	39.9	52.0	1.9
01/01/20 to 12/31/20	1.3	0.5	4.7	39.5	52.7	1.3
01/01/21 to 12/31/21	1.6	0.6	4.7	38.8	53.3	1.0

(a)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(b)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	17

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2050 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	18.69%	N/A	14.10%	N/A	12.18%	N/A
Investor A	18.38	N/A	13.82	N/A	11.89	N/A
Investor P	18.35	12.13%	13.81	12.59%	11.90	11.29%
Class K	18.75	N/A	14.15	N/A	12.23	N/A
LifePath Index 2050 Fund Custom Benchmark	18.62	N/A	14.10	N/A	12.25	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	2.90	N/A
Bloomberg U.S. TIPS Index (Series-L)	5.96	N/A	5.34	N/A	3.09	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	7.57	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	16.54	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	13.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	98%

Fixed-Income Funds	2

Money Market Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	53%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

U.S. Total Bond Index Master Portfolio	1

Master Small Cap Index Series	1

iShares TIPS Bond ETF	1

BlackRock Cash Funds: Institutional, SL Agency Shares	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index(a)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(b)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/12 to 12/31/12	1.1%	N/A	5.9%	31.4%	57.4%	4.2%
01/01/13 to 12/31/13	2.7	N/A	12.2	28.4	54.8	1.9
01/01/14 to 12/31/14	4.2	N/A	12.8	29.0	52.1	1.9
01/01/15 to 12/31/15	1.0	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16	1.0	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.0	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19	0.9	0.1%	4.8	40.2	52.0	2.0
01/01/20 to 12/31/20	0.8	0.2	4.8	39.9	52.9	1.4
01/01/21 to 12/31/21	0.9	0.2	4.8	39.3	53.8	1.0

(a)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(b)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	19

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2055 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	18.76%	N/A	14.14%	N/A	12.39%	N/A
Investor A	18.51	N/A	13.85	N/A	12.11	N/A
Investor P	18.50	12.28%	13.85	12.64%	12.11	11.50%
Class K	18.87	N/A	14.20	N/A	12.45	N/A
LifePath Index 2055 Fund Custom Benchmark	18.80	N/A	14.16	N/A	12.46	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	2.90	N/A
Bloomberg U.S. TIPS Index (Series L)	5.96	N/A	5.34	N/A	3.09	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.64	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	7.57	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	16.54	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	13.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99%

Fixed-Income Funds	1

Money Market Funds	—	(a)

Liabilities in Excess of Other Assets	(—	)(b)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio.	54%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

iShares TIPS Bond ETF	—	(a)

(a)	Rounds to less than 1% of net assets.
(b)	Rounds to more than (1)% of net assets.

20	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on February 29, 2016.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg U.S. Aggregate Bond Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
02/29/16 to 12/31/16	1.0%	N/A	15.0%	30.9%	51.2%	1.9%
01/01/17 to 12/31/17	1.0	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.0	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19	0.9	0.1%	4.8	40.2	52.0	2.0
01/01/20 to 12/31/20	0.9	0.1	4.8	39.9	52.9	1.4
01/01/21 to 12/31/21	0.9	0.1	4.8	39.3	53.9	1.0

(a)	The LifePath Index Fund commenced operations on February 29, 2016.
(b)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	21

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2060 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		Since Inception(c)

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	18.81%	N/A	14.15%	N/A	14.80%	N/A
Investor A	18.50	N/A	13.86	N/A	14.50	N/A
Investor P	18.53	12.31%	13.88	12.66%	14.52	13.48%
Class K	18.80	N/A	14.20	N/A	14.85	N/A
LifePath Index 2060 Fund Custom Benchmark	18.79	N/A	14.16	N/A	14.80	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	3.57	N/A	3.15	N/A
Bloomberg U.S. TIPS Index (Series L)	5.96	N/A	5.34	N/A	4.92	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	7.81	N/A	8.12	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	9.83	N/A	10.70	N/A
Russell 1000® Index	26.45	N/A	18.43	N/A	19.01	N/A
Russell 2000® Index	14.82	N/A	12.02	N/A	15.74	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath Index Fund commenced operations on February 29, 2016.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	100%

Money Market Funds	5

Fixed-Income Funds	1

Liabilities in Excess of Other Assets	(6)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	54%

iShares Core MSCI Total International Stock ETF	40

iShares Developed Real Estate Index Fund, Class K	5

BlackRock Cash Funds: Institutional, SL Agency Shares	5

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

iShares TIPS Bond ETF	—	(a)

(a)	Rounds to less than 1% of net assets.

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LifePath Index Fund Summary as of December 31, 2021	BlackRock LifePath® Index 2065 Fund

Investment Objective

BlackRock LifePath® Index 2065 Fund’s (“LifePath Index 2065 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath Index Fund commenced operations on October 30, 2019.

(a)

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg U.S. Aggregate Bond Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
10/30/19 to 12/31/19	1.0%	0.0%	4.8%	40.2%	52.0%	2.0%
01/01/20 to 12/31/20	1.0	0.0	4.8	39.9	52.9	1.4

01/01/21 to 12/31/21	1.1	0.0	4.8	39.3	53.8	1.0

(a)	The LifePath Index Fund commenced operations on October 30, 2019.
(b)	Prior to August 24, 2021, the Bloomberg U.S. Aggregate Bond Index was known as the Bloomberg Barclays U.S. Aggregate Bond Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	23

LifePath Index Fund Summary as of December 31, 2021 (continued)	BlackRock LifePath® Index 2065 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		Since Inception(c)

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	18.74%	N/A	18.61%	N/A
Investor A	18.48	N/A	18.34	N/A
Investor P	18.52	12.29%	18.34	15.46%
Class K	18.87	N/A	18.70	N/A
LifePath Index 2065 Fund Custom Benchmark	18.79	N/A	18.56	N/A
Bloomberg U.S. Aggregate Bond Index	(1.54)	N/A	2.85	N/A
Bloomberg U.S. TIPS Index (Series-L)	5.96	N/A	8.30	N/A
FTSE EPRA Nareit Developed Index	26.09	N/A	6.28	N/A
MSCI ACWI ex USA IMI Index	8.53	N/A	11.78	N/A
Russell 1000® Index	26.45	N/A	25.22	N/A
Russell 2000® Index	14.82	N/A	19.30	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath Index Fund commenced operations on October 30, 2019.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	99%

Fixed-Income Funds	1

Money Market Funds	1

Liabilities in Excess of Other Assets	(1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	54%

iShares Core MSCI Total International Stock ETF	39

iShares Developed Real Estate Index Fund, Class K	5

Master Small Cap Index Series	1

U.S. Total Bond Index Master Portfolio	1

BlackRock Cash Funds: Treasury, SL Agency Shares	1

24	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Except with respect to LifePath Index 2065 Fund, Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of each LifePath Index Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s Manager and Administrator respectively, have contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waivers and/or reimbursements, each LifePath Index Fund’s performance would have been lower. With respect to each LifePath Index Fund’s contractual waivers, if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Funds’ changing asset allocations over time. As of December 31, 2021, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Index represents approximately 93% of the U.S. market. The Russell 2000® Index is an index that measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	25

Disclosure of Expenses  (continued)

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period (b)	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During the Period (b)	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$1,000.00	$1,023.10	$0.56	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	1,000.00	1,021.00	1.83	1,000.00	1,023.39	1.84	0.36
Investor P	1,000.00	1,021.80	1.83	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,022.70	0.20	1,000.00	1,025.00	0.20	0.04
LifePath Index 2025 Fund
Institutional	1,000.00	1,027.80	0.56	1,000.00	1,024.65	0.56	0.11
Investor A	1,000.00	1,025.80	1.84	1,000.00	1,023.39	1.84	0.36
Investor P	1,000.00	1,026.00	1.84	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,027.50	0.26	1,000.00	1,024.95	0.26	0.05
LifePath Index 2030 Fund
Institutional	1,000.00	1,033.50	0.51	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,032.70	1.79	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,032.20	1.79	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,033.80	0.21	1,000.00	1,025.00	0.20	0.04
LifePath Index 2035 Fund
Institutional	1,000.00	1,039.90	0.51	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,038.50	1.80	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,038.80	1.80	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,040.20	0.26	1,000.00	1,024.95	0.26	0.05
LifePath Index 2040 Fund
Institutional	1,000.00	1,045.00	0.52	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,043.70	1.80	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,044.30	1.80	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,045.30	0.21	1,000.00	1,025.00	0.20	0.04
LifePath Index 2045 Fund
Institutional	1,000.00	1,049.60	0.52	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,047.80	1.81	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,048.00	1.81	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,049.40	0.21	1,000.00	1,025.00	0.20	0.04
LifePath Index 2050 Fund
Institutional	1,000.00	1,051.30	0.52	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,049.90	1.81	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,050.10	1.81	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,052.00	0.21	1,000.00	1,025.00	0.20	0.04
LifePath Index 2055 Fund
Institutional	1,000.00	1,051.60	0.52	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,050.30	1.81	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,050.00	1.81	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,051.80	0.21	1,000.00	1,025.00	0.20	0.04
LifePath Index 2060 Fund
Institutional	1,000.00	1,051.50	0.52	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,050.20	1.81	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,050.40	1.81	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,051.80	0.26	1,000.00	1,024.95	0.26	0.05
LifePath Index 2065 Fund
Institutional	1,000.00	1,051.10	0.47	1,000.00	1,024.75	0.46	0.09
Investor A	1,000.00	1,050.70	1.76	1,000.00	1,023.49	1.73	0.34
Investor P	1,000.00	1,050.80	1.76	1,000.00	1,023.49	1.73	0.34
Class K	1,000.00	1,052.10	0.21	1,000.00	1,025.00	0.20	0.04

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the LifePath Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

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Derivative Financial Instruments

The LifePath Index Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The LifePath Index Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Index Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Index Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	27

Schedule of Investments December 31, 2021	BlackRock LifePath® Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.3%
iShares Core MSCI Total International Stock ETF(b)	17,120,529	$1,214,530,327
iShares Developed Real Estate Index Fund, Class K	18,169,284	217,122,940
Large Cap Index Master Portfolio	$1,900,622,024	1,900,622,024
Master Small Cap Index Series	$325,024,898	325,024,898

		3,657,300,189
Fixed-Income Funds — 59.8%
iShares TIPS Bond ETF(b)	5,565,823	719,104,331
U.S. Total Bond Index Master Portfolio	$4,711,516,553	4,711,516,553

		5,430,620,884

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	26,865,140	$26,873,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	11,699,096	11,699,096

		38,572,296

Total Investments — 100.5% (Cost: $7,219,657,038)		9,126,493,369

Liabilities in Excess of Other Assets — (0.5)%		(41,279,027)

Net Assets — 100.0%		$9,085,214,342

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$26,870,861	(a)	$—		$2,339	$—	$26,873,200	26,865,140	$18,788	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,917,066	—		(8,217,970	)(a)	—	—	11,699,096	11,699,096	1,252		—
iShares Core MSCI Total International Stock ETF	1,166,833,433	93,571,116		(108,934,874)		10,833,212	52,227,440	1,214,530,327	17,120,529	37,052,660		—
iShares Developed Real Estate Index Fund, Class K	205,198,393	13,146,842		(42,207,840)		(438,014)	41,423,559	217,122,940	18,169,284	9,328,499		345,482
iShares TIPS Bond ETF	679,406,913	54,272,876		(23,550,178)		21,054	8,953,666	719,104,331	5,565,823	30,652,805		—
Large Cap Index Master Portfolio	1,856,708,204	—	(a)(c)	(375,691,015)		23,091,113	396,513,722	1,900,622,024	$1,900,622,024	25,199,367		—
Master Small Cap Index Series	287,340,248	—		(450,734	)(a)(c)	25,625,075	12,510,309	325,024,898	$325,024,898	3,513,823		—
U.S. Total Bond Index Master Portfolio	4,504,235,393	377,771,135	(a)(c)	—		2,586,669	(173,076,644)	4,711,516,553	$4,711,516,553	92,512,769		—

						$61,721,448	$338,552,052	$9,126,493,369		$198,279,963		$345,482

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

28	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,431,653,267	$—	$—	$1,431,653,267
Fixed-Income Funds	719,104,331	—	—	719,104,331
Money Market Funds	38,572,296	—	—	38,572,296

	$2,189,329,894	$—	$—	2,189,329,894

Investments Valued at NAV(a)				6,937,163,475

				$9,126,493,369

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 48.7%
iShares Core MSCI Total International Stock ETF	17,123,259	$1,214,723,993
iShares Developed Real Estate Index Fund, Class K	13,570,096	162,162,645
Large Cap Index Master Portfolio	$1,806,887,366	1,806,887,366
Master Small Cap Index Series	$216,470,258	216,470,258

		3,400,244,262

Fixed-Income Funds — 51.5%
iShares TIPS Bond ETF(b)	4,022,482	519,704,674
U.S. Total Bond Index Master Portfolio	$3,073,425,124	3,073,425,124

		3,593,129,798

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	13,130,060	$13,133,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	21,469,384	21,469,384

		34,603,383

Total Investments — 100.7% (Cost: $5,560,775,054)		7,027,977,443
Liabilities in Excess of Other Assets — (0.7)%		(45,769,920)

Net Assets — 100.0%		$6,982,207,523

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$13,153,636	(a)	$—		$(19,637)	$—	$13,133,999	13,130,060	$27,775	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,022,024	10,447,360	(a)	—		—	—	21,469,384	21,469,384	1,408		—
iShares Core MSCI Total International Stock ETF	1,125,351,267	191,361,599		(160,247,132)		3,603,995	54,654,264	1,214,723,993	17,123,259	37,263,231		—
iShares Developed Real Estate Index Fund, Class K	144,161,301	21,413,892		(33,294,284)		257,936	29,623,800	162,162,645	13,570,096	6,916,452		262,514
iShares TIPS Bond ETF	423,705,326	101,558,473		(11,819,379)		(77,941)	6,338,195	519,704,674	4,022,482	20,989,322		—
Large Cap Index Master Portfolio	1,619,068,487	—		(198,936,155	)(a)(c)	16,696,103	370,058,931	1,806,887,366	$1,806,887,366	23,312,608		—
Master Small Cap Index Series	176,985,710	15,702,167	(a)(c)	—		15,333,705	8,448,676	216,470,258	$216,470,258	2,272,897		—
U.S. Total Bond Index Master Portfolio	2,454,277,664	716,251,121	(a)(c)	—		(5,341,620)	(91,762,041)	3,073,425,124	$3,073,425,124	55,256,076		—

						$30,452,541	$377,361,825	$7,027,977,443		$146,039,769		$262,514

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

30	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,376,886,638	$—	$—	$1,376,886,638
Fixed-Income Funds	519,704,674	—	—	519,704,674
Money Market Funds	34,603,383	—	—	34,603,383

	$1,931,194,695	$—	$—	1,931,194,695

Investments Valued at NAV(a)				5,096,782,748

				$7,027,977,443

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 61.0%
iShares Core MSCI Total International Stock ETF	36,494,321	$2,588,907,132
iShares Developed Real Estate Index Fund, Class K	28,748,040	343,539,076
Large Cap Index Master Portfolio	$3,772,067,042	3,772,067,042
Master Small Cap Index Series	$271,166,860	271,166,860

		6,975,680,110

Fixed-Income Funds — 39.1%
iShares TIPS Bond ETF	5,624,576	726,695,219
U.S. Total Bond Index Master Portfolio	$3,746,795,000	3,746,795,000

		4,473,490,219

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	22,317,782	$22,317,782

Total Investments — 100.3% (Cost: $8,684,797,386)		11,471,488,111

Liabilities in Excess of Other Assets — (0.3)%		(33,089,070)

Net Assets — 100.0%		$11,438,399,041

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$8,686,445	$—		$(8,638,561	)(b)	$(47,884)	$—	$—	—	$90,075	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,373,031	3,944,751	(b)	—		—	—	22,317,782	22,317,782	2,334		—
iShares Core MSCI Total International Stock ETF	2,297,712,354	376,342,118		(205,310,750)		3,725,406	116,438,004	2,588,907,132	36,494,321	78,347,646		—
iShares Developed Real Estate Index Fund, Class K	288,534,691	38,821,429		(45,349,842)		(310,921)	61,843,719	343,539,076	28,748,040	14,207,090		542,317
iShares TIPS Bond ETF	578,617,409	148,022,176		(8,758,563)		(115,205)	8,929,402	726,695,219	5,624,576	29,441,973		—
Large Cap Index Master Portfolio	3,228,535,566	—		(238,750,370	)(b)(d)	30,693,848	751,587,998	3,772,067,042	$3,772,067,042	47,142,410		—
Master Small Cap Index Series	242,057,849	—		(3,414,871	)(b)(d)	21,011,460	11,512,422	271,166,860	$271,166,860	3,005,496		—
U.S. Total Bond Index Master Portfolio	2,889,132,110	972,107,806	(b)(d)	—		(4,012,316)	(110,432,600)	3,746,795,000	$3,746,795,000	65,909,630		—

						$50,944,388	$839,878,945	$11,471,488,111		$238,146,654		$542,317

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

32	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,932,446,208	$—	$—	$2,932,446,208
Fixed-Income Funds	726,695,219	—	—	726,695,219
Money Market Funds	22,317,782	—	—	22,317,782

	$3,681,459,209	$—	$—	3,681,459,209

Investments Valued at NAV(a)				7,790,028,902

				$11,471,488,111

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 72.7%
iShares Core MSCI Total International Stock ETF(b)	28,512,282	$2,022,661,285
iShares Developed Real Estate Index Fund, Class K	22,066,215	263,691,275
Large Cap Index Master Portfolio	$2,902,084,735	2,902,084,735
Master Small Cap Index Series	$120,270,344	120,270,344

		5,308,707,639

Fixed-Income Funds — 27.5%
iShares TIPS Bond ETF(b)	2,865,910	370,275,572
U.S. Total Bond Index Master Portfolio	$1,640,150,722	1,640,150,722

		2,010,426,294

Security	Shares	Value

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	60,110,739	$60,128,772
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	14,442,571	14,442,571

		74,571,343

Total Investments — 101.2% (Cost: $5,547,007,556)		7,393,705,276

Liabilities in Excess of Other Assets — (1.2)%		(85,042,999)

Net Assets — 100.0%		$7,308,662,277

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$60,149,695	(a)	$—		$(20,923)	$—	$60,128,772	60,110,739	$71,609	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,680,641	3,761,930	(a)	—		—	—	14,442,571	14,442,571	1,625		—
iShares Core MSCI Total International Stock ETF	1,618,597,021	452,029,384		(130,798,631)		(2,424,911)	85,258,422	2,022,661,285	28,512,282	60,021,580		—
iShares Developed Real Estate Index Fund, Class K	197,985,491	44,586,351		(23,470,622)		(473,113)	45,063,168	263,691,275	22,066,215	10,571,085		413,461
iShares TIPS Bond ETF	267,814,551	104,400,386		(6,458,887)		(58,794)	4,578,316	370,275,572	2,865,910	14,585,378		—
Large Cap Index Master Portfolio	2,231,168,618	98,489,009	(a)(c)	—		18,744,843	553,682,265	2,902,084,735	$2,902,084,735	34,622,724		—
Master Small Cap Index Series	119,787,483	—		(15,788,489	)(a)(c)	10,184,821	6,086,529	120,270,344	$120,270,344	1,460,030		—
U.S. Total Bond Index Master Portfolio	1,107,175,687	578,577,990	(a)(c)	—		(3,442,171)	(42,160,784)	1,640,150,722	$1,640,150,722	27,132,664		—

						$22,509,752	$652,507,916	$7,393,705,276		$148,466,695		$413,461

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

34	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,286,352,560	$—	$—	$2,286,352,560
Fixed-Income Funds	370,275,572	—	—	370,275,572
Money Market Funds	74,571,343	—	—	74,571,343

	$2,731,199,475	$—	$—	2,731,199,475

Investments Valued at NAV(a)				4,662,505,801

				$7,393,705,276

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 83.6%
iShares Core MSCI Total International Stock ETF(b)	44,731,675	$3,173,265,025
iShares Developed Real Estate Index Fund, Class K	34,258,788	409,392,522
Large Cap Index Master Portfolio	$4,499,777,050	4,499,777,050
Master Small Cap Index Series	$103,532,845	103,532,845

		8,185,967,442

Fixed-Income Funds — 16.6%
iShares TIPS Bond ETF(b)	2,680,879	346,369,567
U.S. Total Bond Index Master Portfolio	$1,280,940,996	1,280,940,996

		1,627,310,563

Security	Shares	Value

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	59,823,626	$59,841,573
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	19,633,954	19,633,954

		79,475,527

Total Investments — 101.0% (Cost: $7,015,427,165)		9,892,753,532

Liabilities in Excess of Other Assets — (1.0)%		(100,248,219)

Net Assets — 100.0%		$9,792,505,313

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$59,859,683	(a)	$—		$(18,110)	$—	$59,841,573	59,823,626	$56,867	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,848,565	1,785,389	(a)	—		—	—	19,633,954	19,633,954	1,959		—
iShares Core MSCI Total International Stock ETF	2,602,557,281	530,825,205		(98,241,507)		(2,398,550)	140,522,596	3,173,265,025	44,731,675	94,487,781		—
iShares Developed Real Estate Index Fund, Class K	319,814,829	47,619,128		(29,173,678)		(68,897)	71,201,140	409,392,522	34,258,788	16,623,618		642,718
iShares TIPS Bond ETF	249,158,120	95,947,042		(2,984,941)		(14,735)	4,264,081	346,369,567	2,680,879	13,655,964		—
Large Cap Index Master Portfolio	3,612,742,316	—		(17,846,063	)(a)(c)	29,062,982	875,817,815	4,499,777,050	$4,499,777,050	54,557,611		—
Master Small Cap Index Series.	142,164,372	—		(57,356,942	)(a)(c)	11,961,850	6,763,565	103,532,845	$103,532,845	1,507,658		—
U.S. Total Bond Index Master Portfolio	870,508,013	445,822,636	(a)(c)	—		(2,234,495)	(33,155,158)	1,280,940,996	$1,280,940,996	21,108,442		—

						$36,290,045	$1,065,414,039	$9,892,753,532		$201,999,900		$642,718

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

36	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$3,582,657,547	$—	$—	$3,582,657,547
Fixed-Income Funds	346,369,567	—	—	346,369,567
Money Market Funds	79,475,527	—	—	79,475,527

	$4,008,502,641	$—	$—	4,008,502,641

Investments Valued at NAV(a)				5,884,250,891

				$9,892,753,532

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 92.9%
iShares Core MSCI Total International Stock ETF(b)	29,680,890	$2,105,562,337
iShares Developed Real Estate Index Fund, Class K	22,319,157	266,713,921
Large Cap Index Master Portfolio	$2,927,892,266	2,927,892,266
Master Small Cap Index Series	$60,324,977	60,324,977

		5,360,493,501

Fixed-Income Funds — 7.5%
iShares TIPS Bond ETF	860,903	111,228,667
U.S. Total Bond Index Master Portfolio	$320,887,184	320,887,184

		432,115,851

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	14,877,869	$14,882,333
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	11,608,495	11,608,495

		26,490,828

Total Investments — 100.8% (Cost: $4,162,011,943)		5,819,100,180

Liabilities in Excess of Other Assets — (0.8)%		(48,393,291)

Net Assets — 100.0%		$5,770,706,889

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$14,910,482	(a)	$—		$(27,501)	$(648)	$14,882,333	14,877,869	$71,085	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,265,999	3,342,496	(a)	—		—	—	11,608,495	11,608,495	1,305		—
iShares Core MSCI Total International Stock ETF	1,566,904,530	523,649,953		(65,389,120)		(2,959,063)	83,356,037	2,105,562,337	29,680,890	61,399,253		—
iShares Developed Real Estate Index Fund, Class K	189,987,917	47,730,559		(14,676,133)		(685,372)	44,356,950	266,713,921	22,319,157	10,395,691		419,373
iShares TIPS Bond ETF	71,237,508	39,877,099		(1,235,919)		(9,871)	1,359,850	111,228,667	860,903	4,145,042		—
Large Cap Index Master Portfolio	2,141,738,687	220,256,776	(a)(c)	—		14,924,026	550,972,777	2,927,892,266	$2,927,892,266	34,254,232		—
Master Small Cap Index Series	66,382,532	—		(14,997,321	)(a)(c)	5,434,128	3,505,638	60,324,977	$60,324,977	720,160		—
U.S. Total Bond Index Master Portfolio	185,373,116	143,250,786	(a)(c)	—		(1,509,038)	(6,227,680)	320,887,184	$320,887,184	4,837,681		—

						$15,167,309	$677,322,924	$5,819,100,180		$115,824,449		$419,373

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

38	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,372,276,258	$—	$—	$2,372,276,258
Fixed-Income Funds	111,228,667	—	—	111,228,667
Money Market Funds	26,490,828	—	—	26,490,828

	$2,509,995,753	$—	$—	2,509,995,753

Investments Valued at NAV(a)				3,309,104,427

				$5,819,100,180

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.1%
iShares Core MSCI Total International Stock ETF(b)	31,978,690	$2,268,568,269
iShares Developed Real Estate Index Fund, Class K	23,811,806	284,551,080
Large Cap Index Master Portfolio	$3,141,691,157	3,141,691,157
Master Small Cap Index Series	$56,950,901	56,950,901

		5,751,761,407

Fixed-Income Funds — 2.2%
iShares TIPS Bond ETF(b)	315,146	40,716,863
U.S. Total Bond Index Master Portfolio	$89,694,292	89,694,292

		130,411,155

Security	Shares	Value

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	36,631,461	$36,642,450
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	11,773,635	11,773,635

		48,416,085

Total Investments — 101.2% (Cost: $4,168,557,411)		5,930,588,647

Liabilities in Excess of Other Assets — (1.2)%		(68,341,767)

Net Assets — 100.0%		$5,862,246,880

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$36,646,543	(a)	$—		$(4,093)	$—	$36,642,450	36,631,461	$31,429	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,573,055	3,200,580	(a)	—		—	—	11,773,635	11,773,635	1,311		—
iShares Core MSCI Total International Stock ETF	1,700,816,417	546,083,342		(65,596,802)		(1,543,931)	88,809,243	2,268,568,269	31,978,690	66,138,676		—
iShares Developed Real Estate Index Fund, Class K	205,098,460	42,662,970		(10,245,412)		100,808	46,934,254	284,551,080	23,811,806	11,166,676		446,258
iShares TIPS Bond ETF	19,256,768	21,232,821		(214,959)		822	441,411	40,716,863	315,146	1,248,264		—
Large Cap Index Master Portfolio.	2,306,318,251	227,931,292	(a)(c)	—		15,575,844	591,865,770	3,141,691,157	$3,141,691,157	36,750,725		—
Master Small Cap Index Series	63,550,321	—		(15,000,550	)(a)(c)	5,033,784	3,367,346	56,950,901	$56,950,901	645,479		—
U.S. Total Bond Index Master Portfolio	46,479,894	45,213,342	(a)(c)	—		(144,500)	(1,854,444)	89,694,292	$89,694,292	1,279,255		—

						$19,018,734	$729,563,580	$5,930,588,647		$117,261,815		$446,258

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

40	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,553,119,349	$—	$—	$2,553,119,349
Fixed-Income Funds	40,716,863	—	—	40,716,863
Money Market Funds	48,416,085	—	—	48,416,085

	$2,642,252,297	$—	$—	2,642,252,297

Investments Valued at NAV(a)				3,288,336,350

				$5,930,588,647

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 99.2%
iShares Core MSCI Total International Stock ETF	18,434,560	$1,307,747,686
iShares Developed Real Estate Index Fund, Class K	13,731,758	164,094,511
Large Cap Index Master Portfolio	$1,802,473,470	1,802,473,470
Master Small Cap Index Series	$33,806,031	33,806,031

		3,308,121,698

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	52,489	6,781,579
U.S. Total Bond Index Master Portfolio	$26,674,467	26,674,467

		33,456,046

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	8,237,127	$8,237,127

Total Investments — 100.5% (Cost: $2,422,392,789)		3,349,814,871

Liabilities in Excess of Other Assets — (0.5)%		(15,516,515)

Net Assets — 100.0%		$3,334,298,356

(a) Affiliate of the Fund.

(b) Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$6,962	(b)	$—		$(6,962)	$—	$—	—	$15,341	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,542,787	3,694,340	(b)	—		—	—	8,237,127	8,237,127	796		—
iShares Core MSCI Total International Stock ETF	901,673,943	397,293,513		(36,507,077)		(1,000,808)	46,288,115	1,307,747,686	18,434,560	37,412,768		—
iShares Developed Real Estate Index Fund, Class K	110,282,734	33,632,184		(5,832,321)		(254,300)	26,266,214	164,094,511	13,731,758	6,198,624		252,273
iShares TIPS Bond ETF	4,120,542	2,637,557		(63,005)		85	86,400	6,781,579	52,489	250,063		—
Large Cap Index Master Portfolio .	1,227,952,049	238,715,750	(b)(d)	—		7,197,533	328,608,138	1,802,473,470	$1,802,473,470	20,380,269		—
Master Small Cap Index Series	30,467,314	—		(763,939	)(b)(d)	2,509,208	1,593,448	33,806,031	$33,806,031	340,330		—
U.S. Total Bond Index Master Portfolio.	18,822,990	8,646,795	(b)(d)	—		(50,524)	(744,794)	26,674,467	$26,674,467	464,368		—

						$8,394,232	$402,097,521	$3,349,814,871		$65,062,559		$252,273

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

42	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,471,842,197	$—	$—	$1,471,842,197
Fixed-Income Funds	6,781,579	—	—	6,781,579
Money Market Funds	8,237,127	—	—	8,237,127

	$1,486,860,903	$—	$—	1,486,860,903

Investments Valued at NAV(a)				1,862,953,968

				$3,349,814,871

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 99.5%
iShares Core MSCI Total International Stock ETF(b)	7,506,854	$532,536,223
iShares Developed Real Estate Index Fund, Class K	5,580,397	66,685,745
Large Cap Index Master Portfolio	$730,149,170	730,149,170
Master Small Cap Index Series	$13,358,342	13,358,342

		1,342,729,480

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	13,009	1,680,763
U.S. Total Bond Index Master Portfolio	$11,880,508	11,880,508

		13,561,271

Security	Shares	Value

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.10%(c)(d)	66,019,244	$66,039,050
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	2,691,288	2,691,288

		68,730,338

Total Investments — 105.6% (Cost: $1,101,744,741)		1,425,021,089

Liabilities in Excess of Other Assets — (5.6)%		(74,986,658)

Net Assets — 100.0%		$1,350,034,431

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$66,047,672	(a)	$—	$(2,180)	$(6,442)	$66,039,050	66,019,244	$22,939	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,608,957	1,082,331	(a)	—	—	—	2,691,288	2,691,288	356		—
iShares Core MSCI Total International Stock ETF	316,979,105	212,413,327		(11,842,593)	(364,205)	15,350,589	532,536,223	7,506,854	14,888,460		—
iShares Developed Real Estate Index Fund, Class K	38,841,221	19,015,237		(1,008,207)	(12,910)	9,850,404	66,685,745	5,580,397	2,428,121		102,494
iShares TIPS Bond ETF	815,045	868,277		(23,691)	(76)	21,208	1,680,763	13,009	57,773		—
Large Cap Index Master Portfolio	433,335,641	168,052,559	(a)(c)	—	1,856,298	126,904,672	730,149,170	$730,149,170	7,862,878		—
Master Small Cap Index Series	11,601,533	216,661	(a)(c)	—	924,233	615,915	13,358,342	$13,358,342	137,264		—
U.S. Total Bond Index Master Portfolio	7,301,115	4,899,593	(a)(c)	—	(65,612)	(254,588)	11,880,508	$11,880,508	196,962		—

					$2,335,548	$152,481,758	$1,425,021,089		$25,594,753		$102,494

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

44	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$599,221,968	$—	$—	$599,221,968
Fixed-Income Funds	1,680,763	—	—	1,680,763
Money Market Funds	68,730,338	—	—	68,730,338

	$669,633,069	$—	$—	669,633,069

Investments Valued at NAV(a)				755,388,020

				$1,425,021,089

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments December 31, 2021	BlackRock LifePath® Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 99.4%
iShares Core MSCI Total International Stock ETF	745,166	$52,862,076
iShares Developed Real Estate Index Fund, Class K	543,207	6,491,326
Large Cap Index Master Portfolio	$72,403,896	72,403,896
Master Small Cap Index Series	$1,379,763	1,379,763

		133,137,061

Fixed-Income Funds — 1.0%
U.S. Total Bond Index Master Portfolio	$1,339,518	1,339,518

Security	Shares	Value

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	971,478	$971,478

Total Investments — 101.1% (Cost: $122,860,978)		135,448,057

Liabilities in Excess of Other Assets — (1.1)%		(1,525,523)

Net Assets — 100.0%		$133,922,534

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(2,115	)(b)	$2,115	$—	$—	—	$3,313	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,759	921,719	(b)	—		—	—	971,478	971,478	44		—
iShares Core MSCI Total International Stock ETF	9,740,937	45,156,815		(2,051,403)		(79,044)	94,771	52,862,076	745,166	1,203,793		—
iShares Developed Real Estate Index Fund, Class K	1,185,960	4,870,052		(159,202)		(2,255)	596,771	6,491,326	543,207	170,143		9,282
Large Cap Index Master Portfolio	13,455,100	50,983,792	(b)(d)	—		(72,226)	8,037,230	72,403,896	$72,403,896	503,811		—
Master Small Cap Index Series	331,975	1,005,585	(b)(d)	—		22,457	19,746	1,379,763	$1,379,763	9,269		—
U.S. Total Bond Index Master Portfolio	251,595	1,107,051	(b)(d)	—		(101,665)	82,537	1,339,518	$1,339,518	14,124		—

						$(230,618)	$8,831,055	$135,448,057		$1,904,497		$9,282

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

46	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2021	BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$59,353,402	$—	$—	$59,353,402
Money Market Funds	971,478	—	—	971,478

	$60,324,880	$—	$—	60,324,880

Investments Valued at NAV(a)				75,123,177

				$135,448,057

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities

December 31, 2021

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$9,126,493,369	$7,027,977,443	$11,471,488,111	$7,393,705,276
Receivables:
Investments sold	78,327,312	112,695,255	136,952,100	75,161,776
Securities lending income — affiliated	595	269	7,527	8,386
Capital shares sold	9,597,384	9,307,391	11,504,975	14,552,798
Dividends — affiliated	1,464,850	1,499,847	3,185,258	2,477,608
From the Manager	29,363	38,518	89,324	72,802

Total assets	9,215,912,873	7,151,518,723	11,623,227,295	7,485,978,646

LIABILITIES
Collateral on securities loaned	26,873,200	13,134,000	—	60,149,603
Payables:
Investments purchased	50,669,503	95,325,379	116,050,644	62,417,203
Administration fees	445,052	253,411	504,913	254,660
Capital gains distributions	2,252,229	1,491,154	2,039,526	1,196,910
Capital shares redeemed	46,692,449	55,533,833	61,050,879	48,752,140
Income dividend distributions	3,091,525	3,440,432	4,585,622	4,435,896
Trustees’ and Officer’s fees	19,127	19,304	27,580	14,291
Professional fees	62,582	63,032	60,104	55,609
Service fees	592,864	50,655	508,986	40,057

Total liabilities	130,698,531	169,311,200	184,828,254	177,316,369

NET ASSETS	$9,085,214,342	$6,982,207,523	$11,438,399,041	$7,308,662,277

NET ASSETS CONSIST OF
Paid-in capital	$7,172,977,728	$5,535,367,988	$8,681,620,509	$5,486,084,998
Accumulated earnings	1,912,236,614	1,446,839,535	2,756,778,532	1,822,577,279

NET ASSETS	$9,085,214,342	$6,982,207,523	$11,438,399,041	$7,308,662,277

(a) Investments, at cost — affiliated	$7,219,657,038	$5,560,775,054	$8,684,797,386	$5,547,007,556
(b) Securities loaned, at value	$26,302,720	$12,855,400	$—	$58,858,038

48	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

December 31, 2021

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

NET ASSET VALUE

Institutional

Net assets	$533,067,503	$227,070,317	$661,549,982	$197,918,821

Shares outstanding	36,048,328	13,674,793	37,414,736	10,436,838

Net asset value	$14.79	$16.61	$17.68	$18.96

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A

Net assets	$232,875,693	$148,953,994	$235,292,513	$154,072,440

Shares outstanding	15,767,849	8,982,113	13,311,312	8,145,909

Net asset value	$14.77	$16.58	$17.68	$18.91

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P

Net assets	$2,580,044,593	$100,305,755	$2,196,216,183	$42,290,902

Shares outstanding	174,855,888	6,061,824	124,346,346	2,240,365

Net asset value	$14.76	$16.55	$17.66	$18.88

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K

Net assets	$5,739,226,553	$6,505,877,457	$8,345,340,363	$6,914,380,114

Shares outstanding	388,342,660	391,647,634	472,427,259	364,949,775

Net asset value	$14.78	$16.61	$17.66	$18.95

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	49

Statements of Assets and Liabilities  (continued)

December 31, 2021

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$9,892,753,532	$5,819,100,180	$5,930,588,647	$3,349,814,871
Receivables:
Investments sold	67,433,551	38,874,688	23,652,991	9,918,644
Securities lending income — affiliated	5,071	26,449	3,849	3,496
Capital shares sold	12,449,080	8,017,236	7,248,695	4,869,546
Dividends — affiliated	3,854,494	2,567,573	2,736,110	1,573,421
From the Manager	104,273	65,780	63,487	35,999

Total assets	9,976,600,001	5,868,651,906	5,964,293,779	3,366,215,977

LIABILITIES
Collateral on securities loaned	59,850,226	14,906,000	36,642,450	—
Payables:
Investments purchased	58,417,554	14,080,448	7,102,161	3,220,408
Administration fees	437,578	195,361	222,222	114,814
Capital gains distributions	1,320,326	982,589	436,235	91,163
Capital shares redeemed	59,242,718	63,874,966	54,354,963	26,445,669
Income dividend distributions	4,337,840	3,813,292	3,077,357	1,971,330
Trustees’ and Officer’s fees	18,210	14,049	14,056	5,364
Professional fees	61,243	51,074	50,818	50,505
Service fees	408,993	27,238	146,637	18,368

Total liabilities	184,094,688	97,945,017	102,046,899	31,917,621

NET ASSETS	$9,792,505,313	$5,770,706,889	$5,862,246,880	$3,334,298,356

NET ASSETS CONSIST OF
Paid-in capital	$6,965,571,972	$4,147,621,358	$4,130,946,352	$2,428,353,599
Accumulated earnings	2,826,933,341	1,623,085,531	1,731,300,528	905,944,757

NET ASSETS	$9,792,505,313	$5,770,706,889	$5,862,246,880	$3,334,298,356

(a) Investments, at cost — affiliated	$7,015,427,165	$4,162,011,943	$4,168,557,411	$2,422,392,789

(b) Securities loaned, at value	$58,576,356	$14,585,264	$35,854,070	$—

50	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

December 31, 2021

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

NET ASSET VALUE

Institutional
Net assets	$733,349,952	$159,947,176	$161,629,998	$114,774,411

Shares outstanding	36,682,777	7,603,308	7,452,155	5,160,260

Net asset value	$19.99	$21.04	$21.69	$22.24

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$179,443,774	$121,865,384	$119,704,991	$84,964,877

Shares outstanding	8,993,598	5,806,099	5,533,464	3,829,200

Net asset value	$19.95	$20.99	$21.63	$22.19

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P
Net assets	$1,794,745,857	$12,721,580	$592,826,542	$6,406,547

Shares outstanding	90,028,779	607,229	27,427,722	289,061

Net asset value	$19.94	$20.95	$21.61	$22.16

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$7,084,965,730	$5,476,172,749	$4,988,085,349	$3,128,152,521

Shares outstanding	354,447,228	260,097,593	230,012,586	140,613,878

Net asset value	$19.99	$21.05	$21.69	$22.25

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities  (continued)

December 31, 2021

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$1,425,021,089	$135,448,057
Receivables:
Investments sold	3,691,730	773,938
Securities lending income — affiliated	12,397	—
Capital shares sold	2,544,887	1,618,081
Dividends — affiliated	648,534	62,837
From the Manager	14,670	2,410

Total assets	1,431,933,307	137,905,323

LIABILITIES
Collateral on securities loaned	66,047,500	—
Payables:
Investments purchased	606,185	764,564
Administration fees	43,738	1,373
Capital shares redeemed	14,329,482	3,126,237
Income dividend distributions	810,256	54,773
Trustees’ and Officer’s fees	4,216	3,367
Professional fees	51,998	31,824
Service fees	5,501	651

Total liabilities	81,898,876	3,982,789

NET ASSETS	$1,350,034,431	$133,922,534

NET ASSETS CONSIST OF
Paid-in capital	$1,048,049,576	$122,042,865
Accumulated earnings	301,984,855	11,879,669

NET ASSETS	$1,350,034,431	$133,922,534

(a) Investments, at cost — affiliated	$1,101,744,741	$122,860,978
(b) Securities loaned, at value	$64,626,340	$—

52	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

December 31, 2021

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

NET ASSET VALUE

Institutional
Net assets	$38,667,021	$6,545,193

Shares outstanding	1,951,342	470,735

Net asset value	$19.82	$13.90

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$20,045,411	$522,530

Shares outstanding	1,014,018	37,590

Net asset value	$19.77	$13.90

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor P
Net assets	$7,992,995	$3,021,504

Shares outstanding	404,588	217,547

Net asset value	$19.76	$13.89

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$1,283,329,004	$123,833,307

Shares outstanding	64,746,372	8,905,644

Net asset value	$19.82	$13.91

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations

Year Ended December 31, 2021

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$77,035,216	$65,170,413	$122,015,972	$85,183,085
Securities lending income — affiliated — net	18,788	27,775	73,146	68,192
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	29,657,080	26,289,997	51,309,623	36,816,175
Interest — affiliated	93,822,331	56,109,131	67,094,419	27,750,676
Expenses	(2,687,454)	(1,822,610)	(2,674,803)	(1,496,287)
Fees waived	434,002	265,063	328,297	144,854

Total investment income	198,279,963	146,039,769	238,146,654	148,466,695

EXPENSES
Service — class specific	7,114,829	617,467	6,051,637	506,359
Administration — class specific	5,290,046	2,865,235	5,784,134	2,810,700
Investment advisory	4,497,844	3,286,517	5,315,215	3,272,922
Professional	55,416	51,662	48,089	48,690
Trustees and Officer	44,702	46,882	78,678	64,633
Miscellaneous	4,757	4,132	4,132	4,506

Total expenses	17,007,594	6,871,895	17,281,885	6,707,810
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(4,961,445)	(3,788,987)	(6,328,087)	(4,060,865)

Total expenses after fees waived and/or reimbursed	12,046,149	3,082,908	10,953,798	2,646,945

Net investment income	186,233,814	142,956,861	227,192,856	145,819,750

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	10,418,591	3,764,353	3,251,396	(2,977,741)
Capital gain distributions from underlying funds — affiliated	345,482	262,514	542,317	413,461
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	51,302,857	26,688,188	47,692,992	25,487,493

	62,066,930	30,715,055	51,486,705	22,923,213

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	102,604,665	90,616,259	187,211,125	134,899,906
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	235,947,387	286,745,566	652,667,820	517,608,010

	338,552,052	377,361,825	839,878,945	652,507,916

Net realized and unrealized gain	400,618,982	408,076,880	891,365,650	675,431,129

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$586,852,796	$551,033,741	$1,118,558,506	$821,250,879

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended December 31, 2021

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$124,774,590	$75,960,742	$78,554,927	$43,862,271
Securities lending income — affiliated — net	51,599	51,634	31,429	15,321
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	57,092,892	35,572,242	38,014,453	21,063,071
Interest — affiliated	21,829,682	5,190,996	1,612,756	645,277
Expenses	(1,878,770)	(994,624)	(980,584)	(538,222)
Fees waived	129,907	43,459	28,834	14,841

Total investment income	201,999,900	115,824,449	117,261,815	65,062,559

EXPENSES
Administration — class specific	4,901,666	2,190,512	2,504,634	1,247,385
Service — class specific	4,796,296	356,960	1,721,813	227,882
Investment advisory	4,492,931	2,557,153	2,609,284	1,437,434
Professional	52,000	48,347	47,714	47,462
Trustees and Officer	45,206	39,710	39,726	13,912
Miscellaneous	4,504	4,132	4,134	2,132

Total expenses	14,292,603	5,196,814	6,927,305	2,976,207
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(5,561,032)	(3,231,087)	(3,268,154)	(1,817,581)

Total expenses after fees waived and/or reimbursed	8,731,571	1,965,727	3,659,151	1,158,626

Net investment income	193,268,329	113,858,722	113,602,664	63,903,933

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(2,500,292)	(3,681,807)	(1,446,394)	(1,261,985)
Capital gain distributions from underlying funds — affiliated	642,718	419,373	446,258	252,273
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	38,790,337	18,849,116	20,465,128	9,656,217

	36,932,763	15,586,682	19,464,992	8,646,505

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	215,987,817	129,072,189	136,184,908	72,640,729
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	849,426,222	548,250,735	593,378,672	329,456,792

	1,065,414,039	677,322,924	729,563,580	402,097,521

Net realized and unrealized gain	1,102,346,802	692,909,606	749,028,572	410,744,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,295,615,131	$806,768,328	$862,631,236	$474,647,959

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations  (continued)

Year Ended December 31, 2021

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$17,381,680	$1,373,980
Securities lending income — affiliated — net	15,969	3,313
Net investment income allocated from the applicable affiliated Underlying Master Portfolio Dividends — affiliated	8,132,712	521,740
Interest — affiliated	266,901	18,481
Expenses	(208,327)	(13,391)
Fees waived	5,818	374

Total investment income	25,594,753	1,904,497

EXPENSES
Investment advisory	555,119	35,378
Administration — class specific	472,658	31,171
Service — class specific	63,618	4,281
Professional	42,088	28,294
Trustees and Officer	9,122	7,921
Miscellaneous	1,130	58

Total expenses	1,143,735	107,103
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(733,076)	(83,425)

Total expenses after fees waived and/or reimbursed	410,659	23,678

Net investment income	25,184,094	1,880,819

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(379,371)	(79,184)
Capital gain distributions from underlying funds — affiliated	102,494	9,282
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	2,714,919	(151,434)

	2,438,042	(221,336)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	25,215,759	691,542
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	127,265,999	8,139,513

	152,481,758	8,831,055

Net realized and unrealized gain	154,919,800	8,609,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,103,894	$10,490,538

See notes to financial statements.

56	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2025 Fund

	Year Ended December 31,		Year Ended December 31,

	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$186,233,814	$153,324,991	$142,956,861	$98,981,779
Net realized gain (loss)	62,066,930	43,692,092	30,715,055	(825,707)
Net change in unrealized appreciation (depreciation)	338,552,052	725,633,952	377,361,825	544,927,549

Net increase in net assets resulting from operations	586,852,796	922,651,035	551,033,741	643,083,621

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(15,134,462)	(14,238,567)	(5,617,714)	(4,764,746)
Investor A	(6,282,398)	(6,257,841)	(3,521,386)	(3,284,895)
Investor P	(66,966,390)	(62,034,231)	(2,048,991)	(1,156,148)
Class K	(164,684,311)	(136,617,429)	(160,637,154)	(115,378,427)

Decrease in net assets resulting from distributions to shareholders	(253,067,561)	(219,148,068)	(171,825,245)	(124,584,216)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	50,581,543	148,345,914	692,163,769	877,067,746

NET ASSETS
Total increase in net assets	384,366,778	851,848,881	1,071,372,265	1,395,567,151
Beginning of year	8,700,847,564	7,848,998,683	5,910,835,258	4,515,268,107

End of year	$9,085,214,342	$8,700,847,564	$6,982,207,523	$5,910,835,258

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2030 Fund		BlackRock LifePath® Index 2035 Fund

	Year Ended December 31,		Year Ended December 31,

	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$227,192,856	$152,931,743	$145,819,750	$87,474,732
Net realized gain (loss)	51,486,705	(20,187,068)	22,923,213	(20,247,551)
Net change in unrealized appreciation (depreciation)	839,878,945	941,828,933	652,507,916	603,326,930

Net increase in net assets resulting from operations	1,118,558,506	1,074,573,608	821,250,879	670,554,111

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(17,004,693)	(11,523,828)	(4,557,414)	(2,976,773)
Investor A	(5,769,193)	(4,248,516)	(3,493,199)	(2,626,742)
Investor P	(51,485,648)	(35,083,745)	(817,094)	(337,221)
Class K	(212,710,745)	(118,860,246)	(160,833,130)	(88,754,823)

Decrease in net assets resulting from distributions to shareholders	(286,970,279)	(169,716,335)	(169,700,837)	(94,695,559)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,128,649,673	772,660,876	1,142,213,455	861,294,810

NET ASSETS
Total increase in net assets	1,960,237,900	1,677,518,149	1,793,763,497	1,437,153,362
Beginning of year	9,478,161,141	7,800,642,992	5,514,898,780	4,077,745,418

End of year	$11,438,399,041	$9,478,161,141	$7,308,662,277	$5,514,898,780

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2040 Fund		BlackRock LifePath® Index 2045 Fund

	Year Ended December 31,		Year Ended December 31,

	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$193,268,329	$119,306,852	$113,858,722	$63,844,856
Net realized gain (loss)	36,932,763	(49,464,754)	15,586,682	(31,183,327)
Net change in unrealized appreciation (depreciation)	1,065,414,039	896,933,558	677,322,924	526,007,151

Net increase in net assets resulting from operations	1,295,615,131	966,775,656	806,768,328	558,668,680

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(17,361,244)	(10,744,246)	(3,582,922)	(2,168,990)
Investor A	(4,008,410)	(2,566,599)	(2,643,501)	(1,827,801)
Investor P	(38,709,980)	(23,547,447)	(250,532)	(103,658)
Class K	(168,518,667)	(86,271,419)	(124,143,549)	(61,561,319)

Decrease in net assets resulting from distributions to shareholders	(228,598,301)	(123,129,711)	(130,620,504)	(65,661,768)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	928,790,520	787,329,777	876,051,772	764,664,181

NET ASSETS
Total increase in net assets	1,995,807,350	1,630,975,722	1,552,199,596	1,257,671,093
Beginning of year	7,796,697,963	6,165,722,241	4,218,507,293	2,960,836,200

End of year	$9,792,505,313	$7,796,697,963	$5,770,706,889	$4,218,507,293

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2050 Fund		BlackRock LifePath® Index 2055 Fund

	Year Ended December 31,		Year Ended December 31,

	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$113,602,664	$64,716,672	$63,903,933	$34,040,790
Net realized gain (loss)	19,464,992	(37,238,444)	8,646,505	(21,198,052)
Net change in unrealized appreciation (depreciation)	729,563,580	559,411,860	402,097,521	306,578,095

Net increase in net assets resulting from operations	862,631,236	586,890,088	474,647,959	319,420,833

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,355,283)	(2,134,309)	(2,261,929)	(1,412,113)
Investor A	(2,391,539)	(1,576,679)	(1,567,004)	(1,097,229)
Investor P	(11,302,061)	(7,343,515)	(107,710)	(45,780)
Class K	(106,023,764)	(55,261,034)	(62,033,583)	(32,204,254)

Decrease in net assets resulting from distributions to shareholders	(123,072,647)	(66,315,537)	(65,970,226)	(34,759,376)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	788,237,812	702,554,486	630,204,790	509,165,861

NET ASSETS
Total increase in net assets	1,527,796,401	1,223,129,037	1,038,882,523	793,827,318
Beginning of year	4,334,450,479	3,111,321,442	2,295,415,833	1,501,588,515

End of year	$5,862,246,880	$4,334,450,479	$3,334,298,356	$2,295,415,833

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2060 Fund		BlackRock LifePath® Index 2065 Fund
	Year Ended December 31,		Year Ended December 31,

	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,184,094	$11,130,108	$1,880,819	$210,430
Net realized gain (loss)	2,438,042	(18,991,901)	(221,336)	(471,735)
Net change in unrealized appreciation (depreciation)	152,481,758	124,824,221	8,831,055	3,682,912

Net increase in net assets resulting from operations	180,103,894	116,962,428	10,490,538	3,421,607

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(709,121)	(319,101)	(96,341)	(12,917)
Investor A	(352,814)	(176,813)	(6,821)	(1,104)
Investor P	(128,935)	(54,790)	(36,953)	(3,874)
Class K	(24,176,955)	(10,610,001)	(1,750,092)	(194,014)

Decrease in net assets resulting from distributions to shareholders	(25,367,825)	(11,160,705)	(1,890,207)	(211,909)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	384,319,385	294,535,605	100,202,728	19,812,560

NET ASSETS
Total increase in net assets	539,055,454	400,337,328	108,803,059	23,022,258
Beginning of year	810,978,977	410,641,649	25,119,475	2,097,217

End of year	$1,350,034,431	$810,978,977	$133,922,534	$25,119,475

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund

	Institutional

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$14.24		$13.05		$11.55		$12.26		$11.33

Net investment income(a)	0.31		0.26		0.37		0.30		0.25
Net realized and unrealized gain (loss)	0.66		1.30		1.44		(0.73)		0.96

Net increase (decrease) from investment operations	0.97		1.56		1.81		(0.43)		1.21

Distributions(b)
From net investment income	(0.31)		(0.27)		(0.30)		(0.27)		(0.25)
From net realized gain	(0.11)		(0.10)		(0.01)		(0.01)		(0.03)

Total distributions	(0.42)		(0.37)		(0.31)		(0.28)		(0.28)

Net asset value, end of year	$14.79		$14.24		$13.05		$11.55		$12.26

Total Return(c)
Based on net asset value.	6.86%		12.16%		15.84%		(3.55)%		10.69%

Ratios to Average Net Assets(d)
Total expenses	0.17%		0.18%		0.17	%(e)	0.18	%(f)	0.17%

Total expenses after fees waived and/or reimbursed	0.11%		0.11%		0.12	%(e)	0.12	%(f)	0.13%

Net investment income	2.11%		1.98%		2.92%		2.51%		2.10%

Supplemental Data
Net assets, end of year (000)	$533,068		$546,055		$532,913		$145,418		$72,929

Portfolio turnover rate	9	%(g)	20	%(h)	13	%(i)	25	%(i)	10	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

62	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$14.22		$13.04		$11.54		$12.25		$11.32

Net investment income(a)	0.27		0.23		0.34		0.27		0.22
Net realized and unrealized gain (loss)	0.67		1.29		1.45		(0.73)		0.96

Net increase (decrease) from investment operations	0.94		1.52		1.79		(0.46)		1.18

Distributions(b)
From net investment income	(0.28)		(0.24)		(0.28)		(0.24)		(0.22)
From net realized gain	(0.11)		(0.10)		(0.01)		(0.01)		(0.03)

Total distributions	(0.39)		(0.34)		(0.29)		(0.25)		(0.25)

Net asset value, end of year	$14.77		$14.22		$13.04		$11.54		$12.25

Total Return(c)
Based on net asset value	6.60%		11.81%		15.60%		(3.80)%		10.43%

Ratios to Average Net Assets(d)
Total expenses	0.42%		0.43%		0.47	%(e)	0.44	%(f)	0.42%

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.37	%(e)	0.38	%(f)	0.38%

Net investment income	1.85%		1.72%		2.67%		2.24%		1.84%

Supplemental Data
Net assets, end of year (000)	$232,876		$256,714		$306,254		$82,454		$89,720

Portfolio turnover rate	9	%(g)	20	%(h)	13	%(i)	25	%(i)	10	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.37%, respectively.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed have been 0.43% and 0.38%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor P
							Period from
	Year Ended December 31,						08/06/18(a)
	2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$14.21		$13.02		$11.53		$12.23

Net investment income(b)	0.27		0.23		0.34		0.12
Net realized and unrealized gain (loss)	0.67		1.30		1.43		(0.67)

Net increase (decrease) from investment operations	0.94		1.53		1.77		(0.55)

Distributions(c)
From net investment income	(0.28)		(0.24)		(0.27)		(0.14)
From net realized gain	(0.11)		(0.10)		(0.01)		(0.01)

Total distributions	(0.39)		(0.34)		(0.28)		(0.15)

Net asset value, end of period	$14.76		$14.21		$13.02		$11.53

Total Return(d)
Based on net asset value	6.61%		11.90%		15.52%		(4.56	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.42%		0.43%		0.42	%(g)	0.41	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.37	%(g)	0.36	%(h)(i)(j)

Net investment income	1.86%		1.73%		2.67%		2.47	%(i)

Supplemental Data
Net assets, end of period (000)	$2,580,045		$2,590,635		$2,547,420		$912,090

Portfolio turnover rate	9	%(k)	20	%(l)	13	%(m)	25	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.37%, respectively.
(h)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.42% and 0.37%, respectively.

(i)	Annualized.
(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.36%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

64	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath Index® Retirement Fund (continued)

	Class K

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$14.23		$13.04		$11.54		$12.25		$11.32

Net investment income(a)	0.32		0.27		0.38		0.31		0.26
Net realized and unrealized gain (loss)	0.66		1.30		1.44		(0.73)		0.95

Net increase (decrease) from investment operations	0.98		1.57		1.82		(0.42)		1.21

Distributions(b)
From net investment income	(0.32)		(0.28)		(0.31)		(0.28)		(0.25)
From net realized gain	(0.11)		(0.10)		(0.01)		(0.01)		(0.03)

Total distributions	(0.43)		(0.38)		(0.32)		(0.29)		(0.28)

Net asset value, end of year	$14.78		$14.23		$13.04		$11.54		$12.25

Total Return(c)
Based on net asset value	6.92%		12.22%		15.90%		(3.51)%		10.75%

Ratios to Average Net Assets(d)
Total expenses	0.12%		0.12%		0.11	%(e)	0.13	%(f)	0.12%

Total expenses after fees waived and/or reimbursed	0.06%		0.06%		0.07	%(e)	0.08	%(f)	0.08%

Net investment income	2.17%		2.03%		2.96%		2.54%		2.13%

Supplemental Data
Net assets, end of year (000)	$5,739,227		$5,307,443		$4,462,412		$1,160,344		$1,072,195

Portfolio turnover rate	9	%(g)	20	%(h)	13	%(i)	25	%(i)	10	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.07%, respectively.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.12% and 0.08%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund

	Institutional

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year.	$15.64		$14.24		$12.35		$13.31		$11.90

Net investment income(a)	0.35		0.28		0.37		0.32		0.29
Net realized and unrealized gain (loss)	1.03		1.46		1.94		(0.95)		1.41

Net increase (decrease) from investment operations	1.38		1.74		2.31		(0.63)		1.70

Distributions(b)
From net investment income	(0.34)		(0.28)		(0.36)		(0.30)		(0.28)
From net realized gain	(0.07)		(0.06)		(0.06)		(0.03)		(0.01)

Total distributions	(0.41)		(0.34)		(0.42)		(0.33)		(0.29)

Net asset value, end of year	$16.61		$15.64		$14.24		$12.35		$13.31

Total Return(c)
Based on net asset value	8.89%		12.44%		18.84%		(4.83)%		14.38%

Ratios to Average Net Assets(d)
Total expenses	0.17%		0.17%		0.16%		0.16%		0.17%

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.11%		0.12%		0.13%

Net investment income	2.12%		1.94%		2.69%		2.41%		2.26%

Supplemental Data
Net assets, end of year (000)	$227,070		$220,702		$189,202		$104,908		$102,921

Portfolio turnover rate	11	%(e)	16	%(f)	11	%(g)	11	%(g)	8	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

66	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year.	$15.62		$14.22		$12.33		$13.29		$11.89

Net investment income(a)	0.30		0.24		0.32		0.28		0.25
Net realized and unrealized gain (loss)	1.03		1.47		1.96		(0.94)		1.40

Net increase (decrease) from investment operations	1.33		1.71		2.28		(0.66)		1.65

Distributions(b)
From net investment income	(0.30)		(0.25)		(0.33)		(0.27)		(0.24)
From net realized gain	(0.07)		(0.06)		(0.06)		(0.03)		(0.01)

Total distributions	(0.37)		(0.31)		(0.39)		(0.30)		(0.25)

Net asset value, end of year	$16.58		$15.62		$14.22		$12.33		$13.29

Total Return(c)
Based on net asset value	8.55%		12.18%		18.59%		(5.08)%		14.03%

Ratios to Average Net Assets(d)
Total expenses	0.42%		0.41%		0.42%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.36%		0.37%		0.38%

Net investment income	1.84%		1.69%		2.37%		2.10%		1.98%

Supplemental Data
Net assets, end of year (000)	$148,954		$167,418		$157,606		$119,566		$157,207

Portfolio turnover rate	11	%(e)	16	%(f)	11	%(g)	11	%(g)	8	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)
	Investor P
							Period from
	Year Ended December 31,						08/06/18(a)
	2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$15.59		$14.20		$12.32		$13.38

Net investment income(b)	0.31		0.24		0.35		0.17
Net realized and unrealized gain (loss)	1.03		1.46		1.93		(1.04)

Net increase (decrease) from investment operations	1.34		1.70		2.28		(0.87)

Distributions(c)
From net investment income	(0.31)		(0.25)		(0.34)		(0.16)
From net realized gain	(0.07)		(0.06)		(0.06)		(0.03)

Total distributions	(0.38)		(0.31)		(0.40)		(0.19)

Net asset value, end of period	$16.55		$15.59		$14.20		$12.32

Total Return(d)
Based on net asset value	8.60%		12.15%		18.60%		(6.57	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.42%		0.42%		0.41%		0.40	%(g)

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.36%		0.35	%(g)

Net investment income	1.93%		1.72%		2.59%		3.53	%(g)

Supplemental Data
Net assets, end of period (000)	$100,306		$63,916		$34,190		$1,810

Portfolio turnover rate	11	%(h)	16	%(i)	11	%(j)	11	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

68	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Class K

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$15.64		$14.25		$12.35		$13.31		$11.90

Net investment income(a)	0.36		0.29		0.36		0.33		0.30
Net realized and unrealized gain (loss)	1.03		1.45		1.97		(0.95)		1.40

Net increase (decrease) from investment operations	1.39		1.74		2.33		(0.62)		1.70

Distributions(b)
From net investment income	(0.35)		(0.29)		(0.37)		(0.31)		(0.28)
From net realized gain	(0.07)		(0.06)		(0.06)		(0.03)		(0.01)

Total distributions	(0.42)		(0.35)		(0.43)		(0.34)		(0.29)

Net asset value, end of year	$16.61		$15.64		$14.25		$12.35		$13.31

Total Return(c)
Based on net asset value	8.94%		12.42%		18.98%		(4.78)%		14.43%

Ratios to Average Net Assets(d)
Total expenses	0.12%		0.12%		0.10%		0.11%		0.11%

Total expenses after fees waived and/or reimbursed.	0.06%		0.05%		0.06%		0.07%		0.07%

Net investment income	2.19%		2.00%		2.68%		2.47%		2.34%

Supplemental Data
Net assets, end of year (000)	$6,505,877		$5,458,799		$4,134,270		$2,777,710		$2,240,495

Portfolio turnover rate.	11	%(e)	16	%(f)	11	%(g)	11	%(g)	8	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund

	Institutional

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year.	$16.30		$14.72		$12.57		$13.62		$11.99

Net investment income(a)	0.37		0.28		0.37		0.38		0.31
Net realized and unrealized gain (loss)	1.47		1.60		2.25		(1.13)		1.63

Net increase (decrease) from investment operations	1.84		1.88		2.62		(0.75)		1.94

Distributions(b)
From net investment income	(0.37)		(0.28)		(0.38)		(0.29)		(0.29)
From net realized gain	(0.09)		(0.02)		(0.09)		(0.01)		(0.02)

Total distributions	(0.46)		(0.30)		(0.47)		(0.30)		(0.31)

Net asset value, end of year	$17.68		$16.30		$14.72		$12.57		$13.62

Total Return(c)
Based on net asset value	11.35%		13.05%		21.00%		(5.60)%		16.29%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.17%		0.16	%(e)	0.16%

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.11%		0.11	%(e)	0.12%

Net investment income	2.14%		1.91%		2.66%		2.82%		2.36%

Supplemental Data
Net assets, end of year (000)	$661,550		$610,774		$561,902		$393,584		$137,120

Portfolio turnover rate	9	%(f)	14	%(g)	14	%(h)	15	%(h)	7	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.11%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

70	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year.	$16.29		$14.72		$12.56		$13.62		$11.99

Net investment income(a)	0.32		0.24		0.33		0.30		0.27
Net realized and unrealized gain (loss)	1.48		1.60		2.26		(1.09)		1.64

Net increase (decrease) from investment operations	1.80		1.84		2.59		(0.79)		1.91

Distributions(b)
From net investment income	(0.32)		(0.25)		(0.34)		(0.26)		(0.26)
From net realized gain	(0.09)		(0.02)		(0.09)		(0.01)		(0.02)

Total distributions	(0.41)		(0.27)		(0.43)		(0.27)		(0.28)

Net asset value, end of year	$17.68		$16.29		$14.72		$12.56		$13.62

Total Return(c)
Based on net asset value	11.13%		12.70%		20.81%		(5.92)%		16.01%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.42%		0.47%		0.41	%(e)	0.41%

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.36%		0.36	%(e)	0.37%

Net investment income	1.85%		1.65%		2.36%		2.23%		2.10%

Supplemental Data
Net assets, end of year (000)	$235,293		$251,040		$343,033		$283,011		$284,679

Portfolio turnover rate	9	%(f)	14	%(g)	14	%(h)	15	%(h)	7	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.36%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor P
							Period from
	Year Ended December 31,						08/06/18	(a)
	2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$16.28		$14.71		$12.56		$13.77

Net investment income(b)	0.32		0.24		0.33		0.21
Net realized and unrealized gain (loss)	1.47		1.60		2.25		(1.27)

Net increase (decrease) from investment operations	1.79		1.84		2.58		(1.06)

Distributions(c)
From net investment income	(0.32)		(0.25)		(0.34)		(0.15)
From net realized gain	(0.09)		(0.02)		(0.09)		(0.00	)(d)

Total distributions	(0.41)		(0.27)		(0.43)		(0.15)

Net asset value, end of period	$17.66		$16.28		$14.71		$12.56

Total Return(e)
Based on net asset value	11.08%		12.70%		20.72%		(7.73	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.41%		0.41%		0.41%		0.39	%(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.36%		0.35	%(h)

Net investment income	1.88%		1.66%		2.35%		3.95	%(h)

Supplemental Data
Net assets, end of period (000)	$2,196,216		$2,104,701		$2,003,430		$1,802,660

Portfolio turnover rate	9	%(i)	14	%(j)	14	%(k)	15	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

72	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Class K

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$16.28		$14.71		$12.56		$13.61		$11.98

Net investment income(a)	0.38		0.29		0.38		0.34		0.31
Net realized and unrealized gain (loss)	1.47		1.59		2.25		(1.08)		1.64

Net increase (decrease) from investment operations	1.85		1.88		2.63		(0.74)		1.95

Distributions(b)
From net investment income	(0.38)		(0.29)		(0.39)		(0.30)		(0.30)
From net realized gain	(0.09)		(0.02)		(0.09)		(0.01)		(0.02)

Total distributions	(0.47)		(0.31)		(0.48)		(0.31)		(0.32)

Net asset value, end of year	$17.66		$16.28		$14.71		$12.56		$13.61

Total Return(c)
Based on net asset value	11.42%		13.05%		21.08%		(5.56)%		16.36%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.10%		0.11	%(e)	0.10%

Total expenses after fees waived and/or reimbursed.	0.05%		0.05%		0.06%		0.06	%(e)	0.07%

Net investment income	2.22%		1.97%		2.70%		2.55%		2.40%

Supplemental Data
Net assets, end of year (000)	$8,345,340		$6,511,647		$4,892,278		$3,250,556		$2,709,075

Portfolio turnover rate.	9	%(f)	14	%(g)	14	%(h)	15	%(h)	7	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.06%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund

	Institutional

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$17.07		$15.33		$12.88		$14.08		$12.19

Net investment income(a)	0.40		0.28		0.40		0.34		0.33
Net realized and unrealized gain (loss)	1.94		1.76		2.55		(1.23)		1.88

Net increase (decrease) from investment operations	2.34		2.04		2.95		(0.89)		2.21

Distributions(b)
From net investment income	(0.39)		(0.28)		(0.39)		(0.31)		(0.31)
From net realized gain	(0.06)		(0.02)		(0.11)		(0.00	)(c)	(0.01)

Total distributions	(0.45)		(0.30)		(0.50)		(0.31)		(0.32)

Net asset value, end of year	$18.96		$17.07		$15.33		$12.88		$14.08

Total Return(d)
Based on net asset value	13.78%		13.58%		23.08%		(6.40)%		18.22%

Ratios to Average Net Assets(e)
Total expenses	0.16%		0.16%		0.15%		0.16%		0.16%

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.10%		0.11%		0.11%

Net investment income	2.17%		1.89%		2.73%		2.41%		2.47%

Supplemental Data
Net assets, end of year (000)	$197,919		$164,602		$148,827		$94,316		$97,302

Portfolio turnover rate	9	%(f)	10	%(g)	13	%(h)	10	%(h)	6	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$17.03		$15.29		$12.85		$14.04		$12.16

Net investment income(a)	0.34		0.25		0.35		0.29		0.29
Net realized and unrealized gain (loss)	1.94		1.76		2.56		(1.21)		1.88

Net increase (decrease) from investment operations	2.28		2.01		2.91		(0.92)		2.17

Distributions(b)
From net investment income	(0.34)		(0.25)		(0.36)		(0.27)		(0.28)
From net realized gain	(0.06)		(0.02)		(0.11)		(0.00	)(c)	(0.01)

Total distributions	(0.40)		(0.27)		(0.47)		(0.27)		(0.29)

Net asset value, end of year	$18.91		$17.03		$15.29		$12.85		$14.04

Total Return(d)
Based on net asset value	13.46%		13.34%		22.77%		(6.59)%		17.89%

Ratios to Average Net Assets(e)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed.	0.35%		0.35%		0.35%		0.36%		0.36%

Net investment income	1.83%		1.64%		2.45%		2.08%		2.17%

Supplemental Data
Net assets, end of year (000)	$154,072		$168,305		$158,773		$103,712		$158,712

Portfolio turnover rate.	9	%(f)	10	%(g)	13	%(h)	10	%(h)	6	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor P

							Period from
	Year Ended December 31,						08/06/18(a)

	2021		2020		2019		to 12/31/18

Net asset value, beginning of period.	$17.00		$15.27		$12.84		$14.26

Net investment income(b)	0.37		0.26		0.42		0.17
Net realized and unrealized gain (loss)	1.92		1.74		2.49		(1.43)

Net increase (decrease) from investment operations	2.29		2.00		2.91		(1.26)

Distributions(c)
From net investment income	(0.35)		(0.25)		(0.37)		(0.16)
From net realized gain	(0.06)		(0.02)		(0.11)		(0.00	)(d)

Total distributions	(0.41)		(0.27)		(0.48)		(0.16)

Net asset value, end of period	$18.88		$17.00		$15.27		$12.84

Total Return(e)
Based on net asset value.	13.52%		13.32%		22.79%		(8.87	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.41%		0.41%		0.43%		0.38	%(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.34	%(h)

Net investment income	2.02%		1.72%		2.85%		3.22	%(h)

Supplemental Data
Net assets, end of period (000)	$42,291		$24,416		$12,054		$561

Portfolio turnover rate	9	%(i)	10	%(j)	13	%(k)	10	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Class K

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$17.06		$15.31		$12.87		$14.07		$12.18

Net investment income(a)	0.41		0.30		0.40		0.35		0.34
Net realized and unrealized gain (loss)	1.94		1.76		2.55		(1.23)		1.88

Net increase (decrease) from investment operations	2.35		2.06		2.95		(0.88)		2.22

Distributions(b)
From net investment income	(0.40)		(0.29)		(0.40)		(0.32)		(0.32)
From net realized gain	(0.06)		(0.02)		(0.11)		(0.00	)(c)	(0.01)

Total distributions	(0.46)		(0.31)		(0.51)		(0.32)		(0.33)

Net asset value, end of year	$18.95		$17.06		$15.31		$12.87		$14.07

Total Return(d)
Based on net asset value	13.84%		13.72%		23.08%		(6.36)%		18.29%

Ratios to Average Net Assets(e)
Total expenses	0.11%		0.11%		0.09%		0.10%		0.10%

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.05%		0.06%		0.06%

Net investment income	2.24%		1.97%		2.74%		2.51%		2.52%

Supplemental Data
Net assets, end of year (000)	$6,914,380		$5,157,576		$3,758,092		$2,393,634		$1,860,697

Portfolio turnover rate	9	%(f)	10	%(g)	13	%(h)	10	%(h)	6	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund

	Institutional

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$17.66		$15.78		$13.07		$14.39		$12.29

Net investment income(a)	0.41		0.29		0.40		0.47		0.35
Net realized and unrealized gain (loss)	2.40		1.89		2.84		(1.48)		2.08

Net increase (decrease) from investment operations	2.81		2.18		3.24		(1.01)		2.43

Distributions(b)
From net investment income	(0.41)		(0.29)		(0.42)		(0.30)		(0.33)
From net realized gain	(0.07)		(0.01)		(0.11)		(0.01)		(0.00	)(c)

Total distributions	(0.48)		(0.30)		(0.53)		(0.31)		(0.33)

Net asset value, end of year	$19.99		$17.66		$15.78		$13.07		$14.39

Total Return(d)
Based on net asset value	15.99%		14.04%		24.95%		(7.12)%		19.89%

Ratios to Average Net Assets(e)
Total expenses	0.16%		0.16%		0.17%		0.15	%(f)	0.15%

Total expenses after fees waived and/or reimbursed.	0.10%		0.10%		0.10%		0.10	%(f)	0.11%

Net investment income	2.14%		1.87%		2.67%		3.29%		2.56%

Supplemental Data
Net assets, end of year (000)	$733,350		$646,477		$577,303		$446,192		$107,509

Portfolio turnover rate.	7	%(g)	9	%(h)	14	%(i)	12	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.14% and 0.10%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

78	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$17.63		$15.75		$13.05		$14.36		$12.27

Net investment income(a)	0.35		0.25		0.36		0.32		0.31
Net realized and unrealized gain (loss)	2.40		1.89		2.83		(1.35)		2.07

Net increase (decrease) from investment operations	2.75		2.14		3.19		(1.03)		2.38

Distributions(b)
From net investment income	(0.36)		(0.25)		(0.38)		(0.27)		(0.29)
From net realized gain	(0.07)		(0.01)		(0.11)		(0.01)		(0.00	)(c)

Total distributions	(0.43)		(0.26)		(0.49)		(0.28)		(0.29)

Net asset value, end of year	$19.95		$17.63		$15.75		$13.05		$14.36

Total Return(d)
Based on net asset value	15.67%		13.78%		24.62%		(7.30)%		19.56%

Ratios to Average Net Assets(e)
Total expenses	0.41%		0.42%		0.45%		0.40	%(f)	0.40%

Total expenses after fees waived and/or reimbursed.	0.35%		0.35%		0.35%		0.35	%(f)	0.36%

Net investment income	1.84%		1.61%		2.45%		2.21%		2.29%

Supplemental Data
Net assets, end of year (000)	$179,444		$176,175		$240,112		$174,340		$204,873

Portfolio turnover rate.	7	%(g)	9	%(h)	14	%(i)	12	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.35%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor P

							Period from

	Year Ended December 31,						08/06/18(a)

	2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$17.61		$15.74		$13.04		$14.64

Net investment income(b)	0.36		0.25		0.35		0.28
Net realized and unrealized gain (loss)	2.40		1.88		2.84		(1.72)

Net increase (decrease) from investment operations	2.76		2.13		3.19		(1.44)

Distributions(c)
From net investment income	(0.36)		(0.25)		(0.38)		(0.15)
From net realized gain	(0.07)		(0.01)		(0.11)		(0.01)

Total distributions	(0.43)		(0.26)		(0.49)		(0.16)

Net asset value, end of period	$19.94		$17.61		$15.74		$13.04

Total Return(d)
Based on net asset value	15.75%		13.73%		24.63%		(9.89	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.41%		0.41%		0.38	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.34	%(g)(h)

Net investment income	1.89%		1.62%		2.39%		4.99	%(g)

Supplemental Data
Net assets, end of period (000)	$1,794,746		$1,621,834		$1,499,042		$1,285,686

Portfolio turnover rate.	7	%(i)	9	%(j)	14	%(k)	12	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37% and 0.34%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

80	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Class K

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$17.66		$15.78		$13.07		$14.39		$12.29

Net investment income(a)	0.43		0.30		0.41		0.37		0.35
Net realized and unrealized gain (loss)	2.39		1.88		2.84		(1.37)		2.08

Net increase (decrease) from investment operations	2.82		2.18		3.25		(1.00)		2.43

Distributions(b)
From net investment income	(0.42)		(0.29)		(0.43)		(0.31)		(0.33)
From net realized gain	(0.07)		(0.01)		(0.11)		(0.01)		(0.00	)(c)

Total distributions	(0.49)		(0.30)		(0.54)		(0.32)		(0.33)

Net asset value, end of year	$19.99		$17.66		$15.78		$13.07		$14.39

Total Return(d)
Based on net asset value	16.05%		14.10%		25.01%		(7.08)%		19.95%

Ratios to Average Net Assets(e)
Total expenses	0.11%		0.11%		0.09%		0.10	%(f)	0.10%

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.05%		0.05	%(f)	0.06%

Net investment income	2.23%		1.95%		2.77%		2.57%		2.60%

Supplemental Data
Net assets, end of year (000)	$7,084,966		$5,352,212		$3,849,265		$2,478,916		$2,021,824

Portfolio turnover rate	7	%(g)	9	%(h)	14	%(i)	12	%(i)	6	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.09% and 0.05%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund

	Institutional

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$18.29		$16.25		$13.33		$14.75		$12.48

Net investment income(a)	0.43		0.29		0.42		0.36		0.36
Net realized and unrealized gain (loss)	2.81		2.05		3.04		(1.45)		2.25

Net increase (decrease) from investment operations	3.24		2.34		3.46		(1.09)		2.61

Distributions(b)
From net investment income	(0.43)		(0.29)		(0.43)		(0.32)		(0.34)
From net realized gain	(0.06)		(0.01)		(0.11)		(0.01)		—

Total distributions	(0.49)		(0.30)		(0.54)		(0.33)		(0.34)

Net asset value, end of year	$21.04		$18.29		$16.25		$13.33		$14.75

Total Return(c)
Based on net asset value	17.76%		14.67%		26.14%		(7.56)%		21.03%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.15%		0.15%		0.15%

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.10%		0.10%		0.10%

Net investment income	2.16%		1.87%		2.78%		2.43%		2.63%

Supplemental Data
Net assets, end of year (000)	$159,947		$132,688		$116,727		$70,629		$74,092

Portfolio turnover rate	7	%(e)	7	%(f)	12	%(g)	8	%(g)	6	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

82	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$18.25		$16.22		$13.30		$14.73		$12.46

Net investment income(a)	0.36		0.25		0.39		0.31		0.32
Net realized and unrealized gain (loss)	2.81		2.04		3.03		(1.45)		2.25

Net increase (decrease) from investment operations	3.17		2.29		3.42		(1.14)		2.57

Distributions(b)
From net investment income	(0.37)		(0.25)		(0.39)		(0.28)		(0.30)
From net realized gain	(0.06)		(0.01)		(0.11)		(0.01)		—

Total distributions	(0.43)		(0.26)		(0.50)		(0.29)		(0.30)

Net asset value, end of year	$20.99		$18.25		$16.22		$13.30		$14.73

Total Return(c)
Based on net asset value	17.44%		14.35%		25.91%		(7.87)%		20.77%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.40%		0.40%

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.35%

Net investment income	1.81%		1.62%		2.56%		2.12%		2.32%

Supplemental Data
Net assets, end of year (000)	$121,865		$129,106		$120,718		$65,642		$83,711

Portfolio turnover rate	7	%(e)	7	%(f)	12	%(g)	8	%(g)	6	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor P

							Period from
	Year Ended December 31,						08/06/18(a)
	2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$18.22		$16.20		$13.29		$15.05

Net investment income(b)	0.40		0.28		0.44		0.16
Net realized and unrealized gain (loss)	2.77		2.01		2.98		(1.75)

Net increase (decrease) from investment operations	3.17		2.29		3.42		(1.59)

Distributions(c)
From net investment income	(0.38)		(0.26)		(0.40)		(0.16)
From net realized gain	(0.06)		(0.01)		(0.11)		(0.01)

Total distributions	(0.44)		(0.27)		(0.51)		(0.17)

Net asset value, end of period	$20.95		$18.22		$16.20		$13.29

Total Return(d)
Based on net asset value.	17.44%		14.34%		25.91%		(10.64	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.41%		0.49%		0.37	%(g)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.32	%(g)

Net investment income	1.98%		1.75%		2.87%		2.71	%(g)

Supplemental Data
Net assets, end of period (000)	$12,722		$8,154		$3,376		$249

Portfolio turnover rate	7	%(h)	7	%(i)	12	%(j)	8	%(j)

(a)	Commencement of operations. (b) Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

84	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Class K

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$18.30		$16.27		$13.34		$14.76		$12.49

Net investment income(a)	0.45		0.31		0.42		0.37		0.38
Net realized and unrealized gain (loss)	2.80		2.03		3.06		(1.46)		2.23

Net increase (decrease) from investment operations	3.25		2.34		3.48		(1.09)		2.61

Distributions(b)
From net investment income	(0.44)		(0.30)		(0.44)		(0.32)		(0.34)
From net realized gain	(0.06)		(0.01)		(0.11)		(0.01)		—

Total distributions	(0.50)		(0.31)		(0.55)		(0.33)		(0.34)

Net asset value, end of year	$21.05		$18.30		$16.27		$13.34		$14.76

Total Return(c)
Based on net asset value	17.81%		14.64%		26.25%		(7.50)%		21.07%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.09%		0.10%		0.09%

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.05%		0.05%		0.05%

Net investment income	2.24%		1.96%		2.80%		2.55%		2.72%

Supplemental Data
Net assets, end of year (000)	$5,476,173		$3,948,559		$2,720,014		$1,645,042		$1,228,130

Portfolio turnover rate	7	%(e)	7	%(f)	12	%(g)	8	%(g)	6	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund
	Institutional
	Year Ended December 31,

	2021		2020		2019		2018		2017
Net asset value, beginning of year	$18.68		$16.55		$13.51		$14.99		$12.65

Net investment income(a)	0.44		0.30		0.43		0.37		0.37
Net realized and unrealized gain (loss)	3.04		2.13		3.15		(1.53)		2.32

Net increase (decrease) from investment operations	3.48		2.43		3.58		(1.16)		2.69

Distributions(b)
From net investment income	(0.43)		(0.29)		(0.44)		(0.31)		(0.35)
From net realized gain	(0.04)		(0.01)		(0.10)		(0.01)		—

Total distributions	(0.47)		(0.30)		(0.54)		(0.32)		(0.35)

Net asset value, end of year	$21.69		$18.68		$16.55		$13.51		$14.99

Total Return(c)
Based on net asset value	18.69%		14.98%		26.71%		(7.87)%		21.38%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.15%		0.16	%(e)	0.15%

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.10%		0.10	%(e)	0.10%

Net investment income	2.14%		1.88%		2.78%		2.45%		2.68%

Supplemental Data
Net assets, end of year (000)	$161,630		$132,633		$111,105		$68,949		$70,450

Portfolio turnover rate	6	%(f)	6	%(g)	12	%(h)	11	%(h)	5	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.10%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

86	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$18.63		$16.51		$13.48		$14.96		$12.62

Net investment income(a)	0.37		0.26		0.39		0.33		0.33
Net realized and unrealized gain (loss)	3.04		2.12		3.14		(1.52)		2.32

Net increase (decrease) from investment operations	3.41		2.38		3.53		(1.19)		2.65

Distributions(b)
From net investment income	(0.37)		(0.25)		(0.40)		(0.28)		(0.31)
From net realized gain	(0.04)		(0.01)		(0.10)		(0.01)		—

Total distributions	(0.41)		(0.26)		(0.50)		(0.29)		(0.31)

Net asset value, end of year	$21.63		$18.63		$16.51		$13.48		$14.96

Total Return(c)
Based on net asset value	18.38%		14.67%		26.40%		(8.11)%		21.14%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.44%		0.42	%(e)	0.40%

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35	%(e)	0.35%

Net investment income	1.81%		1.62%		2.53%		2.18%		2.40%

Supplemental Data
Net assets, end of year (000)	$119,705		$112,240		$138,397		$82,677		$95,477

Portfolio turnover rate	6	%(f)	6	%(g)	12	%(h)	11	%(h)	5	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.35%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor P

							Period from
	Year Ended December 31,						08/06/18(a)

	2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$18.62		$16.50		$13.47		$15.30

Net investment income(b)	0.38		0.26		0.37		0.34
Net realized and unrealized gain (loss)	3.02		2.12		3.16		(2.00)

Net increase (decrease) from investment operations	3.40		2.38		3.53		(1.66)

Distributions(c)
From net investment income	(0.37)		(0.25)		(0.40)		(0.16)
From net realized gain	(0.04)		(0.01)		(0.10)		(0.01)

Total distributions	(0.41)		(0.26)		(0.50)		(0.17)

Net asset value, end of period	$21.61		$18.62		$16.50		$13.47

Total Return(d)
Based on net asset value.	18.35%		14.67%		26.40%		(10.93	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.41%		0.42%		0.39	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.34	%(g)(h)(i)

Net investment income	1.87%		1.62%		2.41%		5.73	%(g)

Supplemental Data
Net assets, end of period (000)	$592,827		$522,176		$473,345		$393,442

Portfolio turnover rate	6	%(j)	6	%(k)	12	%(l)	11	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.34%, respectively.

(i)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.34%, respectively.

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

88	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Class K

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$18.68		$16.55		$13.51		$14.99		$12.65

Net investment income(a)	0.46		0.31		0.43		0.38		0.39
Net realized and unrealized gain (loss)	3.03		2.13		3.16		(1.53)		2.30

Net increase (decrease) from investment operations	3.49		2.44		3.59		(1.15)		2.69

Distributions(b)
From net investment income	(0.44)		(0.30)		(0.45)		(0.32)		(0.35)
From net realized gain	(0.04)		(0.01)		(0.10)		(0.01)		—

Total distributions	(0.48)		(0.31)		(0.55)		(0.33)		(0.35)

Net asset value, end of year	$21.69		$18.68		$16.55		$13.51		$14.99

Total Return(c)
Based on net asset value	18.75%		15.04%		26.77%		(7.82)%		21.43%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.09%		0.11	%(e)	0.10%

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.05%		0.05	%(e)	0.05%

Net investment income	2.23%		1.97%		2.81%		2.57%		2.73%

Supplemental Data
Net assets, end of year (000)	$4,988,085		$3,567,402		$2,388,475		$1,420,616		$1,086,096

Portfolio turnover rate	6	%(f)	6	%(g)	12	%(h)	11	%(h)	5	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.05%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund

	Institutional

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$19.12		$16.93		$13.77		$15.27		$12.88

Net investment income(a)	0.46		0.31		0.42		0.38		0.39
Net realized and unrealized gain (loss)	3.11		2.19		3.24		(1.56)		2.35

Net increase (decrease) from investment operations	3.57		2.50		3.66		(1.18)		2.74

Distributions(b)
From net investment income	(0.43)		(0.30)		(0.44)		(0.32)		(0.35)
From net realized gain	(0.02)		(0.01)		(0.06)		—		—

Total distributions	(0.45)		(0.31)		(0.50)		(0.32)		(0.35)

Net asset value, end of year	$22.24		$19.12		$16.93		$13.77		$15.27

Total Return(c)
Based on net asset value	18.76%		15.03%		26.75%		(7.83)%		21.38%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.17%		0.16%

Total expenses after fees waived and/or reimbursed	0.10%		0.09%		0.09%		0.09%		0.09%

Net investment income	2.15%		1.89%		2.70%		2.49%		2.73%

Supplemental Data
Net assets, end of year (000)	$114,774		$89,290		$76,250		$60,993		$52,487

Portfolio turnover rate	6	%(e)	6	%(f)	12	%(g)	8	%(g)	5	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

90	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$19.07		$16.89		$13.74		$15.24		$12.86

Net investment income(a)	0.38		0.26		0.40		0.34		0.34
Net realized and unrealized gain (loss)	3.14		2.19		3.22		(1.55)		2.35

Net increase (decrease) from investment operations	3.52		2.45		3.62		(1.21)		2.69

Distributions(b)
From net investment income	(0.38)		(0.26)		(0.41)		(0.29)		(0.31)
From net realized gain	(0.02)		(0.01)		(0.06)		—		—

Total distributions	(0.40)		(0.27)		(0.47)		(0.29)		(0.31)

Net asset value, end of year	$22.19		$19.07		$16.89		$13.74		$15.24

Total Return(c)
Based on net asset value	18.51%		14.72%		26.46%		(8.08)%		21.05%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.43%		0.43%		0.41%

Total expenses after fees waived and/or reimbursed.	0.35%		0.34%		0.34%		0.34%		0.34%

Net investment income	1.82%		1.61%		2.57%		2.23%		2.41%

Supplemental Data
Net assets, end of year (000)	$84,965		$78,100		$78,919		$41,909		$41,580

Portfolio turnover rate.	6	%(e)	6	%(f)	12	%(g)	8	%(g)	5	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor P

							Period from
	Year Ended December 31,						08/06/18	(a)
	2021		2020		2019		to 12/31/18

Net asset value, beginning of period.	$19.05		$16.88		$13.73		$15.60

Net investment income(b)	0.42		0.28		0.47		0.16
Net realized and unrealized gain (loss)	3.09		2.16		3.15		(1.87)

Net increase (decrease) from investment operations	3.51		2.44		3.62		(1.71)

Distributions(c)
From net investment income	(0.38)		(0.26)		(0.41)		(0.16)
From net realized gain	(0.02)		(0.01)		(0.06)		—

Total distributions	(0.40)		(0.27)		(0.47)		(0.16)

Net asset value, end of period	$22.16		$19.05		$16.88		$13.73

Total Return(d)
Based on net asset value	18.50%		14.69%		26.54%		(11.00	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.42%		0.59%		0.37	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.34%		0.34%		0.32	%(g)(h)

Net investment income	1.97%		1.74%		2.99%		2.63	%(g)

Supplemental Data
Net assets, end of period (000)	$6,407		$3,826		$1,866		$209

Portfolio turnover rate	6	%(i)	6	%(j)	12	%(k)	8	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Offering and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.32%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

92	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Class K

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$19.12		$16.94		$13.77		$15.27		$12.88

Net investment income(a)	0.48		0.32		0.45		0.40		0.41
Net realized and unrealized gain (loss)	3.11		2.18		3.23		(1.57)		2.33

Net increase (decrease) from investment operations	3.59		2.50		3.68		(1.17)		2.74

Distributions(b)
From net investment income	(0.44)		(0.31)		(0.45)		(0.33)		(0.35)
From net realized gain	(0.02)		(0.01)		(0.06)		—		—

Total distributions	(0.46)		(0.32)		(0.51)		(0.33)		(0.35)

Net asset value, end of year.	$22.25		$19.12		$16.94		$13.77		$15.27

Total Return(c)
Based on net asset value.	18.87%		15.02%		26.89%		(7.79)%		21.43%

Ratios to Average Net Assets(d)
Total expenses.	0.11%		0.11%		0.09%		0.11%		0.10%

Total expenses after fees waived and/or reimbursed	0.05%		0.04%		0.04%		0.04%		0.04%

Net investment income	2.24%		1.98%		2.86%		2.60%		2.79%

Supplemental Data
Net assets, end of year (000)	$3,128,153		$2,124,200		$1,344,554		$716,634		$484,002

Portfolio turnover rate	6	%(e)	6	%(f)	12	%(g)	8	%(g)	5	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund

	Institutional

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$17.02		$15.06		$12.19		$13.50		$11.36

Net investment income(a)	0.42		0.29		0.44		0.36		0.39
Net realized and unrealized gain (loss)	2.77		1.93		2.80		(1.40)		2.03

Net increase (decrease) from investment operations	3.19		2.22		3.24		(1.04)		2.42

Distributions from net investment income(b)	(0.39)		(0.26)		(0.37)		(0.27)		(0.28)

Net asset value, end of year	$19.82		$17.02		$15.06		$12.19		$13.50

Total Return(c)
Based on net asset value	18.81%		15.02%		26.78%		(7.82)%		21.38%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.18%		0.29%		0.37	%(e)	0.54%

Total expenses after fees waived and/or reimbursed.	0.10%		0.09%		0.09%		0.09	%(e)	0.09%

Net investment income	2.23%		1.96%		3.11%		2.68%		3.05%

Supplemental Data
Net assets, end of year (000)	$38,667		$22,343		$11,132		$2,773		$1,021

Portfolio turnover rate.	6	%(f)	6	%(g)	11	%(h)	13	%(h)	1	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.34% and 0.09%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

94	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor A

	Year Ended December 31,

	2021		2020		2019		2018		2017

Net asset value, beginning of year	$16.98		$15.03		$12.17		$13.48		$11.35

Net investment income(a)	0.35		0.25		0.37		0.31		0.36
Net realized and unrealized gain (loss)	2.78		1.93		2.83		(1.38)		2.02

Net increase (decrease) from investment operations	3.13		2.18		3.20		(1.07)		2.38

Distributions from net investment income(b)	(0.34)		(0.23)		(0.34)		(0.24)		(0.25)

Net asset value, end of year	$19.77		$16.98		$15.03		$12.17		$13.48

Total Return(c)
Based on net asset value	18.50%		14.71%		26.46%		(8.04)%		21.06%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.44%		0.57%		0.61	%(e)	0.74%

Total expenses after fees waived and/or reimbursed.	0.35%		0.34%		0.34%		0.34	%(e)	0.34%

Net investment income	1.88%		1.71%		2.66%		2.29%		2.85%

Supplemental Data
Net assets, end of year (000)	$20,045		$14,564		$11,358		$4,371		$2,950

Portfolio turnover rate.	6	%(f)	6	%(g)	11	%(h)	13	%(h)	1	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.58% and 0.34%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor P

							Period from
	Year Ended December 31,						08/06/18	(a)
	2021		2020		2019		to 12/31/18

Net asset value, beginning of period	$16.97		$15.03		$12.17		$13.81

Net investment income(b)	0.38		0.25		0.42		0.15
Net realized and unrealized gain (loss)	2.75		1.92		2.79		(1.65)

Net increase (decrease) from investment operations	3.13		2.17		3.21		(1.50)

Distributions from net investment income(c)	(0.34)		(0.23)		(0.35)		(0.14)

Net asset value, end of period	$19.76		$16.97		$15.03		$12.17

Total Return(d)
Based on net asset value	18.53%		14.65%		26.51%		(10.92	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.44%		0.65%		0.47	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.35%		0.34%		0.34%		0.33	%(g)(h)(i)

Net investment income	1.99%		1.74%		2.97%		2.86	%(g)

Supplemental Data
Net assets, end of period (000)	$7,993		$4,675		$2,039		$259

Portfolio turnover rate	6	%(j)	6	%(k)	11	%(l)	13	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Offering costs, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.49% and 0.33%, respectively.

(i)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.46% and 0.33%, respectively.

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

96	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Class K

	Year Ended December 31,
	2021		2020		2019		2018		2017

Net asset value, beginning of year	$17.03		$15.07		$12.19		$13.51		$11.36

Net investment income(a)	0.43		0.29		0.42		0.36		0.41
Net realized and unrealized gain (loss)	2.76		1.94		2.84		(1.40)		2.02

Net increase (decrease) from investment operations	3.19		2.23		3.26		(1.04)		2.43

Distributions from net investment income(b)	(0.40)		(0.27)		(0.38)		(0.28)		(0.28)

Net asset value, end of year	$19.82		$17.03		$15.07		$12.19		$13.51

Total Return(c)
Based on net asset value	18.80%		15.06%		26.92%		(7.84)%		21.51%

Ratios to Average Net Assets(d)
Total expenses.	0.11%		0.13%		0.15%		0.24	%(e)	0.48%

Total expenses after fees waived and/or reimbursed	0.05%		0.04%		0.04%		0.04	%(e)	0.04%

Net investment income	2.28%		2.02%		2.98%		2.71%		3.20%

Supplemental Data
Net assets, end of year (000)	$1,283,329		$769,397		$386,113		$150,118		$70,579

Portfolio turnover rate	6	%(f)	6	%(g)	11	%(h)	13	%(h)	1	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.21% and 0.04%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund

	Institutional

					Period from

	Year Ended December 31,				10/30/19(a)
	2021		2020		to 12/31/19

Net asset value, beginning of period	$11.92		$10.48		$10.00

Net investment income(b)	0.33		0.23		0.11
Net realized and unrealized gain	1.90		1.36		0.46

Net increase from investment operations	2.23		1.59		0.57

Distributions from net investment income(c)	(0.25)		(0.15)		(0.09)

Net asset value, end of period	$13.90		$11.92		$10.48

Total Return(d)
Based on net asset value	18.74%		15.43%		5.71	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.21%		0.50%		13.00	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.09%		0.08%		0.11	%(g)

Net investment income	2.50%		2.23%		6.26	%(g)

Supplemental Data
Net assets, end of period (000)	$6,545		$1,360		$52

Portfolio turnover rate	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.41%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

98	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Investor A
					Period from
	Year Ended December 31,				10/30/19(a)

	2021		2020		to 12/31/19

Net asset value, beginning of period.	$11.92		$10.48		$10.00

Net investment income(b)	0.28		0.22		0.11
Net realized and unrealized gain	1.92		1.35		0.46

Net increase from investment operations	2.20		1.57		0.57

Distributions from net investment income(c)	(0.22)		(0.13)		(0.09)

Net asset value, end of period	$13.90		$11.92		$10.48

Total Return(d)
Based on net asset value	18.48%		15.14%		5.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.46%		2.02%		13.24	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.34%		0.34%		0.36	%(g)

Net investment income	2.08%		2.10%		6.03	%(g)

Supplemental Data
Net assets, end of period (000)	$523		$123		$53

Portfolio turnover rate	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.60%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor P
					Period from
	Year Ended December 31,				10/30/19(a)
	2021		2020		to 12/31/19

Net asset value, beginning of period.	$11.91		$10.48		$10.00

Net investment income(b)	0.36		0.20		0.11
Net realized and unrealized gain	1.84		1.36		0.46

Net increase from investment operations	2.20		1.56		0.57

Distributions from net investment income(c)	(0.22)		(0.13)		(0.09)

Net asset value, end of period	$13.89		$11.91		$10.48

Total Return(d)
Based on net asset value	18.52%		15.12%		5.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.46%		1.00%		13.25	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.34%		0.33%		0.36	%(g)

Net investment income	2.68%		1.86%		6.01	%(g)

Supplemental Data
Net assets, end of period (000)	$3,022		$532		$52

Portfolio turnover rate	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.67%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

100	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Class K
	Year Ended December 31,				Period from 10/30/19(a) to 12/31/19
	2021		2020
Net asset value, beginning of period	$11.92		$10.48		$10.00

Net investment income(b)	0.36		0.24		0.12
Net realized and unrealized gain	1.88		1.36		0.45

Net increase from investment operations	2.24		1.60		0.57

Distributions from net investment income(c)	(0.25)		(0.16)		(0.09)

Net asset value, end of period	$13.91		$11.92		$10.48

Total Return(d)
Based on net asset value	18.87%		15.47%		5.72	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.16%		0.79%		11.12	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.04%		0.03%		0.06	%(g)

Net investment income	2.67%		2.32%		7.08	%(g)

Supplemental Data
Net assets, end of period (000)	$123,833		$23,104		$1,940

Portfolio turnover rate	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 35.79%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® Index Retirement Fund.	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified

As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in Large Cap Index Master Portfolio represented 20.9%, 25.9%, 33.0%, 39.7%, 46.0%, 50.7%, 53.6%, 54.1%, 54.1% and 54.1%, respectively, of net assets. The investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in U.S. Total Bond Index Master Portfolio represented 51.9%, 44.0%, 32.8%, 22.4%, 13.1%, 5.6%, 1.5%, 0.8%, 0.9% and 1.0%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s and U.S. Total Bond Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a Fund’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:

Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series	U.S. Total Bond Index Master Portfolio

LifePath Index Retirement Fund	7.8%	7.1%	26.9%
LifePath Index 2025 Fund	7.4	4.7	17.6
LifePath Index 2030 Fund	15.5	5.9	21.4
LifePath Index 2035 Fund	11.9	2.6	9.4
LifePath Index 2040 Fund	18.5	2.3	7.3
LifePath Index 2045 Fund	12.0	1.3	1.8
LifePath Index 2050 Fund	12.9	1.2	0.5
LifePath Index 2055 Fund	7.4	0.7	0.2
LifePath Index 2060 Fund	3.0	0.3	0.1
LifePath Index 2065 Fund	0.3	—(a)	—(a)

(a)	Amount is less than 0.1%.

Prior to March 2, 2020, each Fund was a “feeder” fund that invested all of its assets in a corresponding “master” portfolio (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”), each of which had the same objective and strategies as the applicable Fund. Each Fund sought to achieve its investment objective by investing all of its assets in a corresponding Master Portfolio: LifePath Index Retirement Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio, LifePath Index 2060 Master Portfolio and LifePath Index 2065 Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). The value of each Fund’s investment in its corresponding Master Portfolio reflected the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Funds was directly affected by the performance of the Master Portfolios. As of March 2, 2020, the percentage of each Master Portfolio owned by the corresponding Fund was 100%.

102	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

On March 2, 2020 each Fund ceased to invest in its corresponding Master Portfolio as part of a “master-feeder” structure and began to operate as a stand-alone fund. The change into a stand-alone structure did not result to a change in net assets of the Fund and did not create a taxable event for the Fund.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Each Fund records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements  (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

104	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received at Fair Value	(a)	Net Amount

LifePath Index Retirement Fund
J.P. Morgan Securities LLC	$1,418,800	$(1,418,800)	$—		$—
UBS AG	24,883,920	(24,883,920)	—		—

	$26,302,720	$(26,302,720)	$—		$—

LifePath Index 2025 Fund
UBS AG	$12,842,480	$(12,842,480)	$—		$—
UBS Securities LLC	12,920	(12,920)	—		—

	$12,855,400	$(12,855,400)	$—		$—

LifePath Index 2035 Fund
BofA Securities, Inc	$276,666	$(276,666)	$—		$—
J.P. Morgan Securities LLC	32,689,152	(32,689,152)	—		—
Morgan Stanley & Co. LLC	15,950,504	(15,950,504)	—		—
UBS Securities LLC	8,359,754	(8,359,754)	—		—
Virtu Americas LLC	1,440,082	(1,440,082)	—		—
Wells Fargo Securities LLC	141,880	(141,880)	—		—

	$58,858,038	$(58,858,038)	$—		$—

LifePath Index 2040 Fund
BNP Paribas SA	$248,290	$(248,290)	$—		$—
BofA Securities, Inc	57,207,214	(57,207,214)	—		—
Morgan Stanley & Co. LLC	1,028,630	(1,028,630)	—		—
UBS AG	28,376	(28,376)	—		—
UBS Securities LLC	63,846	(63,846)	—		—

	$58,576,356	$(58,576,356)	$—		$—

LifePath Index 2045 Fund
J.P. Morgan Securities LLC	$14,585,264	$(14,585,264)	$—		$—

LifePath Index 2050 Fund
BofA Securities, Inc	$3,873,324	$(3,873,324)	$—		$—
J.P. Morgan Securities LLC	31,774,026	(31,774,026)	—		—
UBS Securities LLC	206,720	(206,720)	—		—

	$35,854,070	$(35,854,070)	$—		$—

LifePath Index 2060 Fund
BofA Securities, Inc	$64,626,340	$(64,626,340)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (continued)

For the year ended December 31, 2021, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor P	Total

LifePath Index Retirement Fund	$628,989	$6,485,840	$ 7,114,829
LifePath Index 2025 Fund	413,492	203,975	617,467
LifePath Index 2030 Fund	631,176	5,420,461	6,051,637
LifePath Index 2035 Fund	424,526	81,833	506,359
LifePath Index 2040 Fund	464,572	4,331,724	4,796,296
LifePath Index 2045 Fund	330,280	26,680	356,960
LifePath Index 2050 Fund	310,425	1,411,388	1,721,813
LifePath Index 2055 Fund	214,964	12,918	227,882
LifePath Index 2060 Fund	47,637	15,981	63,618
LifePath Index 2065 Fund	858	3,423	4,281

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	$483,849	$226,436	$2,334,903	$2,244,858	$5,290,046
LifePath Index 2025 Fund	202,551	148,857	73,431	2,440,396	2,865,235
LifePath Index 2030 Fund	578,944	227,223	1,951,366	3,026,601	5,784,134
LifePath Index 2035 Fund	163,963	152,829	29,460	2,464,448	2,810,700
LifePath Index 2040 Fund	626,511	167,246	1,559,421	2,548,488	4,901,666
LifePath Index 2045 Fund	132,115	118,901	9,605	1,929,891	2,190,512
LifePath Index 2050 Fund	131,120	111,753	508,100	1,753,661	2,504,634
LifePath Index 2055 Fund	93,351	77,387	4,650	1,071,997	1,247,385
LifePath Index 2060 Fund	28,510	17,149	5,754	421,245	472,658
LifePath Index 2065 Fund	3,623	309	1,232	26,007	31,171

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

Other Fees: For the year ended December 31, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:

Fund Name	Investor P

LifePath Index Retirement Fund	$ 169,870
LifePath Index 2025 Fund	62,989
LifePath Index 2030 Fund	143,729
LifePath Index 2035 Fund	24,329
LifePath Index 2040 Fund	153,716
LifePath Index 2045 Fund	5,616
LifePath Index 2050 Fund	67,159
LifePath Index 2055 Fund	3,617
LifePath Index 2060 Fund	5,022
LifePath Index 2065 Fund	3,292

For the year ended December 31, 2021, affiliates received CDSCs as follows:

Fund Name	Investor P

LifePath Index Retirement Fund	$ 1,055
LifePath Index 2025 Fund	28
LifePath Index 2030 Fund	59
LifePath Index 2040 Fund	20
LifePath Index 2050 Fund	50
LifePath Index 2065 Fund	21

106	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Expense Waivers and Reimbursements: With respect to each Fund, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Index Retirement Fund.	$ 8,475
LifePath Index 2025 Fund	9,925
LifePath Index 2030 Fund	16,539
LifePath Index 2035 Fund	11,728
LifePath Index 2040 Fund	14,156
LifePath Index 2045 Fund	9,553
LifePath Index 2050 Fund	9,542
LifePath Index 2055 Fund	5,854
LifePath Index 2060 Fund	2,625
LifePath Index 2065 Fund	331

The Manager and Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

LifePath Index Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Index Retirement Fund.	$4,852,852
LifePath Index 2025 Fund	3,680,518
LifePath Index 2030 Fund	6,184,781
LifePath Index 2035 Fund	3,935,814
LifePath Index 2040 Fund	5,449,670
LifePath Index 2045 Fund	3,133,477
LifePath Index 2050 Fund	3,171,172
LifePath Index 2055 Fund	1,750,353
LifePath Index 2060 Fund	679,241
LifePath Index 2065 Fund	46,878

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2031. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath Index Retirement Fund.	$100,118
LifePath Index 2025 Fund	98,544
LifePath Index 2030 Fund	126,767
LifePath Index 2035 Fund	113,323
LifePath Index 2040 Fund	97,206
LifePath Index 2045 Fund	88,057
LifePath Index 2050 Fund	87,440
LifePath Index 2055 Fund	61,374
LifePath Index 2060 Fund	51,210
LifePath Index 2065 Fund	36,216

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements  (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2021, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

LifePath Index Retirement Fund	$ 7,891
LifePath Index 2025 Fund.	11,816
LifePath Index 2030 Fund	31,509
LifePath Index 2035 Fund	29,452
LifePath Index 2040 Fund	22,229
LifePath Index 2045 Fund	22,819
LifePath Index 2050 Fund	13,509
LifePath Index 2055 Fund	6,559
LifePath Index 2060 Fund	7,010
LifePath Index 2065 Fund	1,420

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

LifePath Index Fund Name	Purchases	Sales	Net Realized Gain (Loss)

LifePath Index Retirement Fund	$13,447,163	$3,716,120	$354,984
LifePath Index 2025 Fund	—	11,425,579	(127,944)
LifePath Index 2030 Fund	—	6,533,699	(119,905)
LifePath Index 2035 Fund	227,364	11,387,870	(619,810)
LifePath Index 2040 Fund	633,918	—	—
LifePath Index 2045 Fund	2,874,247	—	—
LifePath Index 2050 Fund	10,029,882	—	—
LifePath Index 2055 Fund	1,954,982	—	—
LifePath Index 2060 Fund	6,630,091	2,058,278	(108,121)

108	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended December 31, 2021, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term investments, were as follows:

LifePath Index Fund Name	Purchases	Sales

LifePath Index Retirement Fund	$789,898,806	$923,197,437
LifePath Index 2025 Fund	1,301,311,272	740,162,550
LifePath Index 2030 Fund	1,901,515,654	983,864,086
LifePath Index 2035 Fund	1,628,034,788	589,683,716
LifePath Index 2040 Fund	1,489,687,486	652,250,360
LifePath Index 2045 Fund	1,180,812,810	342,158,202
LifePath Index 2050 Fund	1,056,461,183	303,070,604
LifePath Index 2055 Fund	782,403,575	165,829,086
LifePath Index 2060 Fund	446,652,719	62,258,660
LifePath Index 2065 Fund	106,736,602	6,351,117

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

Fund Name	Year Ended 12/31/21	Year Ended 12/31/20
LifePath Index Retirement Fund
Ordinary income	$200,209,120	$194,830,533
Long-term capital gains	52,858,441	24,317,535

	$253,067,561	$219,148,068

LifePath Index 2025 Fund
Ordinary income	$147,248,029	$119,803,166
Long-term capital gains	24,577,216	4,781,050

	$171,825,245	$124,584,216

LifePath Index 2030 Fund
Ordinary income	$248,476,242	$168,762,322
Long-term capital gains	38,494,037	954,013

	$286,970,279	$169,716,335

LifePath Index 2035 Fund
Ordinary income	$156,838,083	$93,925,157
Long-term capital gains	12,862,754	770,402

	$169,700,837	$94,695,559

LifePath Index 2040 Fund
Ordinary income	$209,581,940	$122,442,537
Long-term capital gains	19,016,361	687,174

	$228,598,301	$123,129,711

LifePath Index 2045 Fund
Ordinary income	$119,639,618	$65,119,488
Long-term capital gains	10,980,886	542,280

	$130,620,504	$65,661,768

LifePath Index 2050 Fund
Ordinary income	$118,911,237	$65,848,266
Long-term capital gains	4,161,410	467,271

	$123,072,647	$66,315,537

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements  (continued)

Fund Name	Year Ended 12/31/21	Year Ended 12/31/20
LifePath Index 2055 Fund
Ordinary income	$65,970,226	$34,547,160
Long-term capital gains	—	212,216

	$65,970,226	$34,759,376

LifePath Index 2060 Fund
Ordinary income	$25,367,825	$11,160,705

LifePath Index 2065 Fund
Ordinary income	$1,890,207	$211,909

As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
LifePath Index Retirement Fund	$549,266	$11,896,608	$—	$1,899,790,740	$1,912,236,614
LifePath Index 2025 Fund	450,906	2,415,050	—	1,443,973,579	1,446,839,535
LifePath Index 2030 Fund	1,024,639	13,467,808	—	2,742,286,085	2,756,778,532
LifePath Index 2035 Fund	304,286	7,274,176	—	1,814,998,817	1,822,577,279
LifePath Index 2040 Fund	1,225,280	12,078,058	—	2,813,630,003	2,826,933,341
LifePath Index 2045 Fund	420,958	222,914	—	1,622,441,659	1,623,085,531
LifePath Index 2050 Fund	2,794,648	5,582,120	—	1,722,923,760	1,731,300,528
LifePath Index 2055 Fund	2,039,236	2,610,467	—	901,295,054	905,944,757
LifePath Index 2060 Fund	—	—	(8,823,153)	310,808,008	301,984,855
LifePath Index 2065 Fund	—	—	(162,631)	12,042,300	11,879,669

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to tax deferral of losses on wash sales, and the timing and recognition of partnership

During the year ended December 31, 2021, the Funds listed below utilized the following amounts of their respective capital loss carryforward:

LifePath Index Fund Name	Amounts
LifePath Index 2050 Fund	$1,892,105
LifePath Index 2055 Fund	3,532,453
LifePath Index 2060 Fund	3,576,639

As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$7,226,704,732	$2,086,646,821	$(186,856,081)	$1,899,790,740
LifePath Index 2025 Fund	5,584,003,865	1,632,784,168	(188,810,589)	1,443,973,579
LifePath Index 2030 Fund	8,729,202,067	3,191,722,394	(449,436,309)	2,742,286,085
LifePath Index 2035 Fund	5,578,706,471	2,001,856,989	(186,858,172)	1,814,998,817
LifePath Index 2040 Fund	7,079,123,527	3,010,183,818	(196,553,815)	2,813,630,003
LifePath Index 2045 Fund	4,207,621,879	1,770,784,963	(148,343,304)	1,622,441,659
LifePath Index 2050 Fund	4,207,664,909	1,733,199,505	(10,275,745)	1,722,923,760
LifePath Index 2055 Fund	2,448,519,833	904,909,669	(3,614,615)	901,295,054
LifePath Index 2060 Fund	1,113,924,911	314,824,025	(4,304,204)	310,519,821
LifePath Index 2065 Fund	123,382,603	12,097,215	(74,880)	12,022,335

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Funds did not borrow under the credit agreement.

110	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index Retirement Fund
Institutional
Shares sold	3,751,788	$54,792,998	6,411,178	$85,405,180
Shares issued in reinvestment of distributions	1,031,009	15,134,459	1,057,267	14,238,568
Shares redeemed	(7,075,257)	(103,279,309)	(9,957,927)	(131,022,660)

	(2,292,460)	$(33,351,852)	(2,489,482)	$(31,378,912)

Investor A
Shares sold	3,308,198	$48,377,947	3,579,665	$47,410,878
Shares issued in reinvestment of distributions	426,845	6,260,739	463,749	6,242,175
Shares redeemed	(6,015,284)	(88,450,956)	(9,488,553)	(124,345,695)

	(2,280,241)	$(33,812,270)	(5,445,139)	$(70,692,642)

Investor P
Shares sold	9,337,906	$136,349,301	9,154,231	$120,687,650
Shares issued in reinvestment of distributions	4,567,973	66,953,936	4,610,446	62,023,248
Shares redeemed	(21,339,515)	(311,869,651)	(27,061,917)	(354,174,944)

	(7,433,636)	$(108,566,414)	(13,297,240)	$(171,464,046)

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements   (continued)

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index Retirement Fund (continued)
Class K
Shares sold	95,303,751	$1,396,969,047	105,963,382	$1,402,545,576
Shares issued in reinvestment of distributions	11,208,598	164,483,301	10,113,405	136,299,487
Shares redeemed	(91,038,339)	(1,335,140,269)	(85,290,662)	(1,116,963,549)

	15,474,010	$226,312,079	30,786,125	$421,881,514

	3,467,673	$50,581,543	9,554,264	$148,345,914

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2025 Fund
Institutional
Shares sold	3,108,606	$50,467,119	4,488,208	$63,902,271
Shares issued in reinvestment of distributions	342,302	5,617,714	328,551	4,764,746
Shares redeemed	(3,889,288)	(63,061,445)	(3,989,763)	(57,542,159)

	(438,380)	$(6,976,612)	826,996	$11,124,858

Investor A
Shares sold	2,223,904	$36,068,232	2,975,846	$42,394,123
Shares issued in reinvestment of distributions	214,867	3,521,034	226,350	3,284,604
Shares redeemed	(4,176,751)	(68,590,249)	(3,563,422)	(50,210,045)

	(1,737,980)	$(29,000,983)	(361,226)	$(4,531,318)

Investor P
Shares sold	2,624,830	$42,825,132	2,862,117	$40,836,822
Shares issued in reinvestment of distributions	124,696	2,043,400	79,020	1,151,539
Shares redeemed	(788,161)	(12,878,946)	(1,248,779)	(18,156,542)

	1,961,365	$31,989,586	1,692,358	$23,831,819

Class K
Shares sold	106,844,489	$1,745,955,793	110,816,788	$1,581,687,835
Shares issued in reinvestment of distributions	9,777,868	160,551,824	7,923,442	115,174,542
Shares redeemed	(73,909,800)	(1,210,355,839)	(60,016,767)	(850,219,990)

	42,712,557	$696,151,778	58,723,463	$846,642,387

	42,497,562	$692,163,769	60,881,591	$877,067,746

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2030 Fund
Institutional
Shares sold	4,179,948	$71,692,699	6,168,595	$88,879,902
Shares issued in reinvestment of distributions	975,586	17,003,935	782,743	11,523,829
Shares redeemed	(5,213,017)	(89,488,029)	(7,639,971)	(111,026,084)

	(57,483)	$(791,395)	(688,633)	$(10,622,353)

Investor A
Shares sold	2,675,123	$45,995,725	3,716,581	$53,852,654
Shares issued in reinvestment of distributions	330,252	5,756,812	287,987	4,242,483
Shares redeemed	(5,101,834)	(88,782,944)	(11,899,734)	(173,328,831)

	(2,096,459)	$(37,030,407)	(7,895,166)	$(115,233,694)

Investor P
Shares sold	6,264,215	$107,815,062	6,586,802	$95,560,279
Shares issued in reinvestment of distributions	2,954,072	51,479,618	2,381,822	35,079,841
Shares redeemed	(14,139,724)	(243,036,439)	(15,909,202)	(229,583,620)

	(4,921,437)	$(83,741,759)	(6,940,578)	$(98,943,500)

112	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2030 Fund (continued)
Class K

Shares sold	121,837,778	$2,101,533,352	117,212,131	$1,714,626,590
Shares issued in reinvestment of distributions	12,206,714	212,627,649	8,038,796	118,723,200
Shares redeemed	(61,483,228)	(1,063,947,767)	(57,932,819)	(835,889,367)

	72,561,264	$1,250,213,234	67,318,108	$997,460,423

	65,485,885	$1,128,649,673	51,793,731	$772,660,876

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2035 Fund
Institutional

Shares sold	2,579,797	$47,053,215	2,997,708	$44,477,542
Shares issued in reinvestment of distributions	244,649	4,557,207	195,873	2,976,772
Shares redeemed	(2,029,057)	(36,810,681)	(3,262,000)	(49,067,743)

	795,389	$14,799,741	(68,419)	$(1,613,429)

Investor A

Shares sold	2,225,554	$40,603,091	2,557,156	$38,239,410
Shares issued in reinvestment of distributions	188,101	3,493,199	172,554	2,626,971
Shares redeemed	(4,152,161)	(76,828,765)	(3,230,885)	(47,200,222)

	(1,738,506)	$(32,732,475)	(501,175)	$(6,333,841)

Investor P

Shares sold	975,399	$17,876,124	817,784	$12,265,667
Shares issued in reinvestment of distributions	43,616	811,372	21,687	333,445
Shares redeemed	(214,963)	(3,932,413)	(192,726)	(2,901,074)

	804,052	$14,755,083	646,745	$9,698,038

Class K

Shares sold	102,251,869	$1,874,324,832	93,574,533	$1,405,158,063
Shares issued in reinvestment of distributions	8,637,481	160,798,184	5,805,521	88,621,083
Shares redeemed	(48,316,467)	(889,731,910)	(42,407,319)	(634,235,104)

	62,572,883	$1,145,391,106	56,972,735	$859,544,042

	62,433,818	$1,142,213,455	57,049,886	$861,294,810

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2040 Fund
Institutional

Shares sold	3,990,720	$76,317,755	5,495,802	$82,299,000
Shares issued in reinvestment of distributions	885,176	17,358,012	693,610	10,744,188
Shares redeemed	(4,795,998)	(91,196,006)	(6,166,241)	(94,233,237)

	79,898	$2,479,761	23,171	$(1,190,049)

Investor A

Shares sold	2,149,241	$40,966,655	2,664,493	$40,186,781
Shares issued in reinvestment of distributions	204,347	4,002,391	165,416	2,563,559
Shares redeemed	(3,354,215)	(65,007,062)	(8,079,520)	(125,191,455)

	(1,000,627)	$(20,038,016)	(5,249,611)	$(82,441,115)

Investor P

Shares sold	4,718,137	$90,279,276	5,580,129	$84,017,413
Shares issued in reinvestment of distributions	1,975,787	38,704,069	1,519,819	23,543,969
Shares redeemed	(8,744,820)	(167,059,012)	(10,264,293)	(155,569,393)

	(2,050,896)	$(38,075,667)	(3,164,345)	$(48,008,011)

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements  (continued)

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2040 Fund (continued)
Class K

Shares sold	88,270,697	$1,694,773,272	92,627,551	$1,427,174,683
Shares issued in reinvestment of distributions	8,589,820	168,487,588	5,533,810	86,134,498
Shares redeemed	(45,490,602)	(878,836,418)	(39,011,856)	(594,340,229)

	51,369,915	$984,424,442	59,149,505	$918,968,952

	48,398,290	$928,790,520	50,758,720	$787,329,777

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2045 Fund
Institutional

Shares sold	1,800,579	$36,025,831	2,575,776	$39,999,883
Shares issued in reinvestment of distributions	173,783	3,582,921	136,309	2,168,990
Shares redeemed	(1,626,651)	(32,140,028)	(2,637,618)	(41,975,225)

	347,711	$7,468,724	74,467	$193,648

Investor A

Shares sold	1,641,743	$32,791,396	1,928,747	$29,891,359
Shares issued in reinvestment of distributions	128,467	2,643,449	114,600	1,827,801
Shares redeemed	(3,039,874)	(61,817,335)	(2,410,497)	(36,559,131)

	(1,269,664)	$(26,382,490)	(367,150)	$(4,839,971)

Investor P

Shares sold	200,755	$3,984,750	270,589	$4,028,297
Shares issued in reinvestment of distributions	11,882	244,726	6,182	100,167
Shares redeemed	(53,022)	(1,055,025)	(37,576)	(570,747)

	159,615	$3,174,451	239,195	$3,557,717

Class K

Shares sold	71,955,684	$1,449,065,948	70,663,578	$1,112,352,347
Shares issued in reinvestment of distributions	6,014,683	124,109,443	3,831,996	61,420,676
Shares redeemed	(33,609,340)	(681,384,304)	(25,957,531)	(408,020,236)

	44,361,027	$891,791,087	48,538,043	$765,752,787

	43,598,689	$876,051,772	48,484,555	$764,664,181

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2050 Fund
Institutional

Shares sold	2,103,979	$43,339,523	3,135,948	$48,707,434
Shares issued in reinvestment of distributions	158,110	3,355,283	131,633	2,134,309
Shares redeemed	(1,910,826)	(38,813,495)	(2,878,908)	(46,705,889)

	351,263	$7,881,311	388,673	$4,135,854

Investor A

Shares sold	1,717,133	$35,062,088	1,921,434	$30,138,833
Shares issued in reinvestment of distributions	112,836	2,389,213	97,169	1,576,073
Shares redeemed	(2,321,226)	(48,704,036)	(4,375,628)	(69,762,032)

	(491,257)	$(11,252,735)	(2,357,025)	$(38,047,126)

Investor P

Shares sold	2,049,756	$42,144,734	2,375,774	$36,995,368
Shares issued in reinvestment of distributions	533,333	11,296,633	452,970	7,340,103
Shares redeemed	(3,206,097)	(65,467,384)	(3,468,125)	(54,771,512)

	(623,008)	$(12,026,017)	(639,381)	$(10,436,041)

114	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2050 Fund (continued)
Class K

Shares sold	63,867,577	$1,318,753,038	65,638,791	$1,047,890,163
Shares issued in reinvestment of distributions	4,996,672	106,010,358	3,382,391	55,128,483
Shares redeemed	(29,867,183)	(621,128,143)	(22,304,163)	(356,116,847)

	38,997,066	$803,635,253	46,717,019	$746,901,799

	38,234,064	$788,237,812	44,109,286	$702,554,486

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2055 Fund
Institutional

Shares sold.	1,482,520	$31,197,391	1,929,556	$31,041,305
Shares issued in reinvestment of distributions	104,120	2,261,929	85,105	1,412,113
Shares redeemed	(1,097,199)	(23,014,442)	(1,847,217)	(30,324,619)

	489,441	$10,444,878	167,444	$2,128,799

Investor A

Shares sold.	1,497,344	$31,505,420	1,707,868	$27,192,000
Shares issued in reinvestment of distributions	72,213	1,566,891	66,279	1,097,213
Shares redeemed	(1,835,688)	(39,338,925)	(2,350,849)	(35,618,494)

	(266,131)	$(6,266,614)	(576,702)	$(7,329,281)

Investor P

Shares sold.	113,419	$2,399,786	99,289	$1,646,550
Shares issued in reinvestment of distributions	4,717	102,543	2,503	42,341
Shares redeemed	(29,875)	(643,323)	(11,517)	(203,920)

	88,261	$1,859,006	90,275	$1,484,971

Class K

Shares sold.	45,561,411	$964,096,968	44,104,499	$715,694,070
Shares issued in reinvestment of distributions	2,853,130	62,027,536	1,921,900	32,126,668
Shares redeemed	(18,897,485)	(401,956,984)	(14,323,722)	(234,939,366)

	29,517,056	$624,167,520	31,702,677	$512,881,372

	29,828,627	$630,204,790	31,383,694	$509,165,861

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2060 Fund
Institutional

Shares sold.	1,031,864	$19,316,851	1,164,490	$16,519,680
Shares issued in reinvestment of distributions	36,600	709,121	21,353	319,101
Shares redeemed	(429,706)	(8,087,217)	(612,187)	(9,146,431)

	638,758	$11,938,755	573,656	$7,692,350

Investor A

Shares sold.	628,940	$11,671,091	529,045	$7,589,266
Shares issued in reinvestment of distributions	18,250	352,818	11,770	176,809
Shares redeemed	(490,783)	(9,371,287)	(438,723)	(6,491,076)

	156,407	$2,652,622	102,092	$1,274,999

Investor P

Shares sold.	179,361	$3,356,099	156,054	$2,140,007
Shares issued in reinvestment of distributions	6,398	123,945	3,410	51,493
Shares redeemed	(56,585)	(1,061,959)	(19,784)	(285,548)

	129,174	$2,418,085	139,680	$1,905,952

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (continued)

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2060 Fund (continued)
Class K

Shares sold.	28,994,517	$546,224,454	25,904,179	$376,149,311
Shares issued in reinvestment of distributions	1,248,079	24,174,378	705,001	10,594,289
Shares redeemed	(10,686,119)	(203,088,909)	(7,044,735)	(103,081,296)

	19,556,477	$367,309,923	19,564,445	$283,662,304

	20,480,816	$384,319,385	20,379,873	$294,535,605

	Year Ended 12/31/21		Year Ended 12/31/20

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2065 Fund
Institutional

Shares sold	406,790	$5,358,025	123,710	$1,181,363
Shares issued in reinvestment of distributions	6,972	95,113	1,124	12,150
Shares redeemed	(57,121)	(766,522)	(15,740)	(166,390)

	356,641	$4,686,616	109,094	$1,027,123

Investor A

Shares sold	47,080	$626,809	5,533	$56,288
Shares issued in reinvestment of distributions	419	5,736	42	461
Shares redeemed	(20,262)	(273,274)	(256)	(2,692)

	27,237	$359,271	5,319	$54,057

Investor P

Shares sold	181,793	$2,433,004	55,535	$555,532
Shares issued in reinvestment of distributions	2,616	35,855	289	3,203
Shares redeemed	(11,511)	(147,778)	(16,175)	(167,753)

	172,898	$2,321,081	39,649	$390,982

Class K

Shares sold	8,743,994	$116,589,057	2,324,257	$24,212,963
Shares issued in reinvestment of distributions	126,418	1,728,646	16,321	180,649
Shares redeemed	(1,902,794)	(25,481,943)	(587,588)	(6,053,214)

	6,967,618	$92,835,760	1,752,990	$18,340,398

	7,524,394	$100,202,728	1,907,052	$19,812,560

As of December 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor P	Class K	Total

LifePath Index Retirement Fund	—	—	32,483	—	32,483
LifePath Index 2025 Fund	—	—	14,948	—	14,948
LifePath Index 2030 Fund	—	—	14,524	—	14,524
LifePath Index 2035 Fund	—	—	14,025	—	14,025
LifePath Index 2040 Fund	—	—	13,661	—	13,661
LifePath Index 2045 Fund	—	—	13,289	—	13,289
LifePath Index 2050 Fund	—	—	13,072	—	13,072
LifePath Index 2055 Fund	—	—	12,821	—	12,821
LifePath Index 2060 Fund	—	—	14,482	—	14,482
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000	100,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2025 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index 2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund, BlackRock LifePath Index 2055 Fund, BlackRock LifePath Index 2060 Fund and BlackRock LifePath Index 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2025 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index 2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund, BlackRock LifePath Index 2055 Fund, BlackRock LifePath Index 2060 Fund and BlackRock LifePath Index 2065 Fund (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, administrator of the Underlying Master Portfolios, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N TI N G F I R M	117

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2021:

LifePath Index Fund Name	Qualified Dividend Income

LifePath Index Retirement Fund	$51,065,559
LifePath Index 2025 Fund	48,527,463
LifePath Index 2030 Fund	98,895,579
LifePath Index 2035 Fund	73,753,530
LifePath Index 2040 Fund	115,488,816
LifePath Index 2045 Fund	73,779,445
LifePath Index 2050 Fund	79,234,731
LifePath Index 2055 Fund	44,441,669
LifePath Index 2060 Fund	17,472,607
LifePath Index 2065 Fund	1,294,271

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2021:

LifePath Index Fund Name	Qualified Business Income

LifePath Index Retirement Fund	$3,471,186
LifePath Index 2025 Fund	2,628,731
LifePath Index 2030 Fund	4,943,909
LifePath Index 2035 Fund	3,451,173
LifePath Index 2040 Fund	5,252,498
LifePath Index 2045 Fund	3,175,107
LifePath Index 2050 Fund	3,338,855
LifePath Index 2055 Fund	1,806,482
LifePath Index 2060 Fund	630,205
LifePath Index 2065 Fund	24,850

The LifePath Index Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate of not greater than 20%, for the fiscal year ended December 31, 2021:

LifePath Index Fund Name	20% Rate Long-Term Capital Gain Dividends

LifePath Index Retirement Fund	$52,858,441
LifePath Index 2025 Fund	24,577,216
LifePath Index 2030 Fund	38,494,037
LifePath Index 2035 Fund	12,862,754
LifePath Index 2040 Fund	19,016,361
LifePath Index 2045 Fund	10,980,886
LifePath Index 2050 Fund	4,161,410
LifePath Index 2055 Fund	—
LifePath Index 2060 Fund	—
LifePath Index 2065 Fund	—

The LifePath Index Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2021:

LifePath Index Fund Name	Federal Obligation Interest

LifePath Index Retirement Fund	$38,070,651
LifePath Index 2025 Fund	25,422,451
LifePath Index 2030 Fund	34,729,896
LifePath Index 2035 Fund	16,763,289
LifePath Index 2040 Fund	15,350,496
LifePath Index 2045 Fund	4,534,011
LifePath Index 2050 Fund	1,351,681
LifePath Index 2055 Fund	287,790
LifePath Index 2060 Fund	73,779
LifePath Index 2065 Fund	1,146

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Important Tax Information (unaudited) (continued)

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2021 qualified for the dividends-received deduction for corporate shareholders:

LifePath Index Fund Name	Dividends-Received Deduction

LifePath Index Retirement Fund	12.32%
LifePath Index 2025 Fund	14.97
LifePath Index 2030 Fund	17.44
LifePath Index 2035 Fund	19.92
LifePath Index 2040 Fund	23.18
LifePath Index 2045 Fund	25.36
LifePath Index 2050 Fund	27.29
LifePath Index 2055 Fund	27.26
LifePath Index 2060 Fund	27.37
LifePath Index 2065 Fund	23.57

The LifePath Index Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2021:

LifePath Index Fund Name	Interest Dividend

LifePath Index Retirement Fund	$113,402,753
LifePath Index 2025 Fund	73,273,306
LifePath Index 2030 Fund	89,408,370
LifePath Index 2035 Fund	40,330,825
LifePath Index 2040 Fund	32,767,284
LifePath Index 2045 Fund	8,710,601
LifePath Index 2050 Fund	2,416,452
LifePath Index 2055 Fund	691,812
LifePath Index 2060 Fund	246,993
LifePath Index 2065 Fund	13,754

The LifePath Index Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2021:

LifePath Index Fund Name	Interest Related Dividends	Qualified Short-Term Capital Gains

LifePath Index Retirement Fund	$107,727,991	$12,576,554
LifePath Index 2025 Fund.	69,011,966	3,297,316
LifePath Index 2030 Fund	85,256,768	19,670,187
LifePath Index 2035 Fund	38,245,445	10,008,920
LifePath Index 2040 Fund	31,566,079	14,893,812
LifePath Index 2045 Fund	8,357,334	4,968,144
LifePath Index 2050 Fund	2,346,614	4,443,115
LifePath Index 2055 Fund	650,281	1,590,896
LifePath Index 2060 Fund	233,735	—
LifePath Index 2065 Fund	12,571	—

I M P O R T A N T T A X I N F O R M A T I O N	119

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds III (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund, BlackRock LifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	30 RICs consisting of 159 Portfolios	None

Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	30 RICs consisting of 159 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020.	30 RICs consisting of 159 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	30 RICs consisting of 159 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	30 RICs consisting of 159 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Charles Stark Draper Laboratory, Inc. since 2013; Senior Lecturer, Harvard Business School, from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	30 RICs consisting of 159 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	121

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	30 RICs consisting of 159 Portfolios	Hertz Global Holdings (car rental); Sealed Air Corp. (packaging); GrafTech International Ltd. (materials manufacturing); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 to 2015; WABCO (commercial vehicle safety systems) from 2015 to 2020.

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	30 RICs consisting of 159 Portfolios	Newell Rubbermaid, Inc. (manufacturing) from 1995 to 2016.

Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	30 RICs consisting of 159 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	30 RICs consisting of 159 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

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Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	30 RICs consisting of 159 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	30 RICs consisting of 159 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	103 RICs consisting of 261 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	105 RICs consisting of 263 Portfolios	None
(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	123

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	125

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LifePath Index Fund and Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

126	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	127

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-12/21-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert –The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2025 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0
BlackRock LifePath Index 2030 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0
BlackRock LifePath Index 2035 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0
BlackRock LifePath Index 2040 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0
BlackRock LifePath Index 2045 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0
BlackRock LifePath Index 2050 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0

BlackRock LifePath Index 2055 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0
BlackRock LifePath Index 2060 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0
BlackRock LifePath Index 2065 Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0
BlackRock LifePath Index Retirement Fund	$22,000	$22,000	$323	$0	$9,600	$9,600	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”)and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the

Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2025 Fund	$9,923	$9,600
BlackRock LifePath Index 2030 Fund	$9,923	$9,600
BlackRock LifePath Index 2035 Fund	$9,923	$9,600
BlackRock LifePath Index 2040 Fund	$9,923	$9,600
BlackRock LifePath Index 2045 Fund	$9,923	$9,600
BlackRock LifePath Index 2050 Fund	$9,923	$9,600
BlackRock LifePath Index 2055 Fund	$9,923	$9,600
BlackRock LlifePath Index 2060 Fund	$9,923	$9,600
BlackRock LifePath Index 2065 Fund	$9,923	$9,600
BlackRock LifePath Index Retirement Fund	$9,923	$9,600

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: February 24, 2022